UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

March 31, 2012

1.799882.108

VIPAM-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 35.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.7%
Autoliv, Inc.	8,800	$ 590,040
BorgWarner, Inc. (a)	20,700	1,745,838
Delphi Automotive PLC	56,200	1,775,920
TRW Automotive Holdings Corp. (a)	118,200	5,490,390
		9,602,188
Automobiles - 0.5%
Ford Motor Co.	289,900	3,620,851
Harley-Davidson, Inc.	61,200	3,003,696
		6,624,547
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	19,900	239,766
Weight Watchers International, Inc.	30,100	2,323,419
		2,563,185
Hotels, Restaurants & Leisure - 0.7%
Arcos Dorados Holdings, Inc.	47,500	859,275
Las Vegas Sands Corp.	39,200	2,256,744
Panera Bread Co. Class A (a)	18,400	2,960,928
Yum! Brands, Inc.	40,900	2,911,262
		8,988,209
Household Durables - 1.0%
D.R. Horton, Inc.	180,600	2,739,702
Gafisa SA sponsored ADR (d)	146,800	692,896
KB Home	197,600	1,758,640
PulteGroup, Inc. (a)(d)	637,200	5,639,220
Toll Brothers, Inc. (a)	120,000	2,878,800
		13,709,258
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	3,500	708,785
Groupon, Inc. Class A (a)(d)	70,800	1,301,304
		2,010,089
Media - 0.8%
CBS Corp. Class B	116,300	3,943,733
The Walt Disney Co.	144,700	6,334,966
		10,278,699
Multiline Retail - 0.8%
Dollar Tree, Inc. (a)	30,000	2,834,700
Lojas Renner SA	12,000	412,059
Macy's, Inc.	191,200	7,596,376
		10,843,135
Specialty Retail - 2.1%
Dick's Sporting Goods, Inc.	30,800	1,480,864
Home Depot, Inc.	110,500	5,559,255
Limited Brands, Inc.	132,400	6,355,200
Lowe's Companies, Inc.	118,300	3,712,254
PetSmart, Inc.	47,600	2,723,672
Pier 1 Imports, Inc. (a)	58,100	1,056,258

	Shares	Value
TJX Companies, Inc.	153,100	$ 6,079,601
Vitamin Shoppe, Inc. (a)	14,800	654,308
		27,621,412
Textiles, Apparel & Luxury Goods - 2.5%
Arezzo Industria e Comercio SA	82,600	1,436,266
Burberry Group PLC	62,300	1,491,743
Coach, Inc.	51,300	3,964,464
Crocs, Inc. (a)	63,400	1,326,328
Deckers Outdoor Corp. (a)(d)	8,400	529,620
Fossil, Inc. (a)	13,200	1,742,136
Michael Kors Holdings Ltd.	16,400	764,076
Michael Kors Holdings Ltd. (f)	82,024	3,439,348
NIKE, Inc. Class B	38,500	4,174,940
Prada SpA	250,200	1,627,060
PVH Corp.	28,200	2,519,106
Ralph Lauren Corp.	20,000	3,486,600
Under Armour, Inc. Class A (sub. vtg.) (a)	16,700	1,569,800
Vera Bradley, Inc. (a)(d)	56,600	1,708,754
VF Corp.	20,700	3,021,786
		32,802,027
TOTAL CONSUMER DISCRETIONARY		125,042,749
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Monster Beverage Corp. (a)	78,700	4,886,483
Food & Staples Retailing - 0.1%
Drogasil SA	92,906	903,136
Food Products - 0.4%
Green Mountain Coffee Roasters, Inc. (a)	115,600	5,414,704
Personal Products - 0.4%
Hengan International Group Co. Ltd.	288,000	2,911,301
Nu Skin Enterprises, Inc. Class A	45,200	2,617,532
		5,528,833
Tobacco - 0.2%
British American Tobacco PLC sponsored ADR	19,300	1,953,546
Souza Cruz Industria e Comerico	64,500	989,074
		2,942,620
TOTAL CONSUMER STAPLES		19,675,776
ENERGY - 4.3%
Energy Equipment & Services - 0.4%
Cameron International Corp. (a)	33,500	1,769,805
Ensco International Ltd. ADR	10,000	529,300
McDermott International, Inc. (a)	121,900	1,561,539
Noble Corp.	36,100	1,352,667
		5,213,311
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	60,400	4,731,736
Chevron Corp.	58,100	6,230,644
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc. (a)	56,100	$ 5,726,688
Continental Resources, Inc. (a)(d)	91,400	7,843,948
EOG Resources, Inc.	12,300	1,366,530
Genel Energy PLC	69,000	818,912
Hess Corp.	19,200	1,131,840
HollyFrontier Corp.	56,800	1,826,120
Kosmos Energy Ltd.	62,000	820,880
Marathon Oil Corp.	31,500	998,550
Oasis Petroleum, Inc. (a)(d)	73,000	2,250,590
Occidental Petroleum Corp.	56,600	5,390,018
Pioneer Natural Resources Co.	89,900	10,031,941
SM Energy Co.	23,800	1,684,326
Whiting Petroleum Corp. (a)	28,700	1,558,410
		52,411,133
TOTAL ENERGY		57,624,444
FINANCIALS - 3.0%
Capital Markets - 1.0%
Apollo Global Management LLC Class A	312,700	4,465,356
Fortress Investment Group LLC	60,500	215,380
Morgan Stanley	419,400	8,237,016
		12,917,752
Diversified Financial Services - 1.7%
Bank of America Corp.	156,600	1,498,662
Citigroup, Inc.	211,900	7,744,945
JPMorgan Chase & Co.	253,600	11,660,528
Moody's Corp.	42,100	1,772,410
		22,676,545
Real Estate Investment Trusts - 0.2%
American Tower Corp.	48,000	3,024,960
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	48,600	970,056
Thrifts & Mortgage Finance - 0.0%
Nationstar Mortgage Holdings, Inc.	17,500	251,300
TOTAL FINANCIALS		39,840,613
HEALTH CARE - 4.3%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	56,100	5,209,446
Biogen Idec, Inc. (a)	39,100	4,925,427
Celgene Corp. (a)	12,000	930,240
Clovis Oncology, Inc.	14,000	356,300
Medivation, Inc. (a)	25,800	1,927,776

	Shares	Value
Synageva BioPharma Corp. (a)	14,500	$ 520,115
Vertex Pharmaceuticals, Inc. (a)	113,800	4,666,938
		18,536,242
Health Care Providers & Services - 1.6%
Accretive Health, Inc. (a)	69,000	1,377,930
Health Net, Inc. (a)	33,900	1,346,508
HMS Holdings Corp. (a)	76,500	2,387,565
Humana, Inc.	73,900	6,834,272
UnitedHealth Group, Inc.	122,300	7,208,362
WellPoint, Inc.	17,600	1,298,880
		20,453,517
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	23,600	1,772,928
Pharmaceuticals - 1.2%
Allergan, Inc.	19,200	1,832,256
Elan Corp. PLC sponsored ADR (a)	271,600	4,076,716
Perrigo Co.	7,100	733,501
Shire PLC sponsored ADR	27,300	2,586,675
Valeant Pharmaceuticals International, Inc. (Canada) (a)	90,550	4,855,415
ViroPharma, Inc. (a)	62,300	1,873,361
		15,957,924
TOTAL HEALTH CARE		56,720,611
INDUSTRIALS - 3.4%
Airlines - 1.9%
Copa Holdings SA Class A	26,600	2,106,720
Delta Air Lines, Inc. (a)	771,025	7,640,858
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	62,900	423,317
Southwest Airlines Co.	244,700	2,016,328
United Continental Holdings, Inc. (a)	504,170	10,839,655
US Airways Group, Inc. (a)	345,000	2,618,550
		25,645,428
Building Products - 0.2%
Owens Corning (a)	68,500	2,468,055
Commercial Services & Supplies - 0.2%
Aggreko PLC	53,900	1,939,794
Swisher Hygiene, Inc.	135,158	332,489
		2,272,283
Construction & Engineering - 0.2%
Fluor Corp.	41,900	2,515,676
Machinery - 0.3%
Caterpillar, Inc.	11,500	1,224,980
Chart Industries, Inc. (a)	19,300	1,415,269
Kennametal, Inc.	49,000	2,181,970
		4,822,219
Professional Services - 0.3%
Qualicorp SA	105,000	899,943
Robert Half International, Inc.	92,400	2,799,720
		3,699,663
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.1%
Union Pacific Corp.	11,700	$ 1,257,516
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	53,400	1,285,338
Mills Estruturas e Servicos de Engenharia SA	85,900	1,096,125
		2,381,463
TOTAL INDUSTRIALS		45,062,303
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.1%
Cisco Systems, Inc.	281,900	5,962,185
HTC Corp.	66,150	1,338,379
QUALCOMM, Inc.	98,300	6,686,366
Riverbed Technology, Inc. (a)	19,100	536,328
		14,523,258
Computers & Peripherals - 3.1%
Apple, Inc. (a)	63,900	38,306,133
Lenovo Group Ltd.	1,086,000	977,534
SanDisk Corp. (a)	45,200	2,241,468
		41,525,135
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	21,900	803,730
Bankrate, Inc.	73,000	1,806,750
Cornerstone OnDemand, Inc.	60,200	1,314,768
Facebook, Inc. Class B (f)	8,621	265,273
IAC/InterActiveCorp	30,600	1,502,154
Rackspace Hosting, Inc. (a)	62,700	3,623,433
VeriSign, Inc.	44,500	1,706,130
YouKu.com, Inc. ADR (a)(d)	20,200	444,198
		11,466,436
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	76,000	5,848,200
MasterCard, Inc. Class A	7,000	2,943,780
ServiceSource International, Inc.	29,300	453,564
		9,245,544
Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV	76,200	3,820,668
Freescale Semiconductor Holdings I Ltd.	139,800	2,151,522
Intel Corp.	272,400	7,657,164
NXP Semiconductors NV (a)	156,100	4,153,821
		17,783,175
Software - 1.1%
Ariba, Inc. (a)	19,400	634,574
Citrix Systems, Inc. (a)	55,100	4,347,941
CommVault Systems, Inc. (a)	21,500	1,067,260
Informatica Corp. (a)	84,700	4,480,630
RealPage, Inc. (a)	51,400	985,338

	Shares	Value
salesforce.com, Inc. (a)	9,100	$ 1,406,041
VMware, Inc. Class A (a)	20,900	2,348,533
		15,270,317
TOTAL INFORMATION TECHNOLOGY		109,813,865
MATERIALS - 1.4%
Chemicals - 1.3%
Celanese Corp. Class A	61,200	2,826,216
CF Industries Holdings, Inc.	19,600	3,579,940
Dow Chemical Co.	85,500	2,961,720
FMC Corp.	7,500	793,950
Huntsman Corp.	83,800	1,174,038
LyondellBasell Industries NV Class A	42,000	1,833,300
Rockwood Holdings, Inc. (a)	31,800	1,658,370
Westlake Chemical Corp. (d)	39,100	2,533,289
		17,360,823
Metals & Mining - 0.1%
First Quantum Minerals Ltd.	104,400	1,990,565
TOTAL MATERIALS		19,351,388
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	42,400	2,154,344
TOTAL COMMON STOCKS (Cost $380,354,153)		475,286,093
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 5/24/12 (Cost $199,975)	$ 200,000	199,986
Equity Funds - 13.2%
	Shares
Domestic Equity Funds - 1.0%
Fidelity Commodity Strategy Central Fund (e)	1,220,481	13,120,170
International Equity Funds - 12.2%
Fidelity Emerging Markets Equity Central Fund (e)	135,255	27,263,292
Fidelity International Equity Central Fund (e)	2,033,845	135,576,118
TOTAL INTERNATIONAL EQUITY FUNDS		162,839,410
TOTAL EQUITY FUNDS (Cost $191,536,337)		175,959,580
Fixed-Income Funds - 43.9%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (e)	750,006	$ 7,852,561
Fidelity Floating Rate Central Fund (e)	401,951	40,713,597
Fidelity High Income Central Fund 1 (e)	408,735	40,456,557
Fidelity Inflation-Protected Bond Index Central Fund (e)	403,134	40,103,770
Fidelity VIP Investment Grade Central Fund (e)	4,224,173	454,309,798
TOTAL FIXED-INCOME FUNDS (Cost $557,722,903)		583,436,283
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 0.14% (b)	57,886,594	57,886,594
Fidelity Money Market Central Fund, 0.41% (b)	10,384,444	10,384,444
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	17,944,000	17,944,000
TOTAL MONEY MARKET FUNDS (Cost $86,215,038)		86,215,038
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,216,028,406)		1,321,096,980
NET OTHER ASSETS (LIABILITIES) - 0.7%		9,257,084
NET ASSETS - 100%		$ 1,330,354,064
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,704,621 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	5/19/11	$ 215,930
Michael Kors Holdings Ltd.	7/8/11	$ 994,085

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Emerging Markets Debt Central Fund	$ 127,158
Fidelity Cash Central Fund	18,550
Fidelity Commodity Strategy Central Fund	-
Fidelity Emerging Markets Equity Central Fund	36,826
Fidelity Floating Rate Central Fund	620,890
Fidelity High Income Central Fund 1	734,925
Fidelity Inflation-Protected Bond Index Central Fund	-
Fidelity International Equity Central Fund	661,702
Fidelity Money Market Central Fund	10,550
Fidelity Securities Lending Cash Central Fund	107,569
Fidelity VIP Investment Grade Central Fund	3,476,736
Total	$ 5,794,906
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 17,527,726	$ 1,335,876	$ 5,823,020	$ 13,120,170	1.4%
Fidelity Emerging Markets Debt Central Fund	7,362,876	127,158	-	7,852,561	6.7%
Fidelity Emerging Markets Equity Central Fund	22,958,221	1,974,589	1,320,284	27,263,292	8.4%
Fidelity Floating Rate Central Fund	50,197,537	620,889	11,586,454	40,713,597	2.4%
Fidelity High Income Central Fund 1	40,230,514	734,925	1,995,966	40,456,557	7.7%
Fidelity Inflation-Protected Bond Index Central Fund	-	40,305,058	-	40,103,770	7.5%
Fidelity International Equity Central Fund	121,293,806	3,437,894	2,765,390	135,576,118	8.1%
Fidelity VIP Investment Grade Central Fund	450,082,516	13,579,387	9,018,276	454,309,798	11.1%
Total	$ 709,653,196	$ 62,115,776	$ 32,509,390	$ 759,395,863
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 125,042,749	$ 121,603,401	$ 3,439,348	$ -
Consumer Staples	19,675,776	19,675,776	-	-
Energy	57,624,444	57,624,444	-	-
Financials	39,840,613	39,840,613	-	-
Health Care	56,720,611	56,720,611	-	-
Industrials	45,062,303	45,062,303	-	-
Information Technology	109,813,865	109,548,592	-	265,273
Materials	19,351,388	19,351,388	-	-
Telecommunication Services	2,154,344	2,154,344	-	-
U.S. Government and Government Agency Obligations	199,986	-	199,986	-
Fixed-Income Funds	583,436,283	583,436,283	-	-
Money Market Funds	86,215,038	86,215,038	-	-
Equity Funds	175,959,580	175,959,580	-	-
Total Investments in Securities:	$ 1,321,096,980	$ 1,317,192,373	$ 3,639,334	$ 265,273
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 215,525
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	49,748
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 265,273
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 49,748

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $1,204,821,010. Net unrealized appreciation aggregated $116,275,970, of which $162,222,787 related to appreciated investment securities and $45,946,817 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

March 31, 2012

1.799876.108

VIPAMG-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 51.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.0%
Autoliv, Inc.	1,800	$ 120,690
BorgWarner, Inc. (a)	3,800	320,492
Delphi Automotive PLC	10,300	325,480
TRW Automotive Holdings Corp. (a)	21,700	1,007,965
		1,774,627
Automobiles - 0.7%
Ford Motor Co.	53,200	664,468
Harley-Davidson, Inc.	10,900	534,972
		1,199,440
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	3,600	43,375
Weight Watchers International, Inc.	5,500	424,545
		467,920
Hotels, Restaurants & Leisure - 1.0%
Arcos Dorados Holdings, Inc.	8,800	159,192
Las Vegas Sands Corp.	7,200	414,504
Panera Bread Co. Class A (a)	3,400	547,128
Yum! Brands, Inc.	7,500	533,850
		1,654,674
Household Durables - 1.5%
D.R. Horton, Inc.	32,100	486,957
Gafisa SA sponsored ADR (d)	28,400	134,048
KB Home (d)	35,500	315,950
PulteGroup, Inc. (a)(d)	117,000	1,035,450
Toll Brothers, Inc. (a)	21,500	515,785
		2,488,190
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	600	121,506
Groupon, Inc. Class A (a)(d)	13,400	246,292
		367,798
Media - 1.1%
CBS Corp. Class B	21,400	725,674
The Walt Disney Co.	26,600	1,164,548
		1,890,222
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	5,500	519,695
Lojas Renner SA	2,200	75,544
Macy's, Inc.	35,100	1,394,523
		1,989,762
Specialty Retail - 3.0%
Dick's Sporting Goods, Inc.	5,800	278,864
Home Depot, Inc.	20,300	1,021,293
Limited Brands, Inc.	24,300	1,166,400
Lowe's Companies, Inc.	21,500	674,670
PetSmart, Inc.	8,700	497,814
Pier 1 Imports, Inc. (a)	11,100	201,798

	Shares	Value
TJX Companies, Inc.	28,100	$ 1,115,851
Vitamin Shoppe, Inc. (a)	2,300	101,683
		5,058,373
Textiles, Apparel & Luxury Goods - 3.6%
Arezzo Industria e Comercio SA	15,600	271,256
Burberry Group PLC	11,800	282,545
Coach, Inc.	9,100	703,248
Crocs, Inc. (a)	11,400	238,488
Deckers Outdoor Corp. (a)	900	56,745
Fossil, Inc. (a)	2,900	382,742
Michael Kors Holdings Ltd.	2,500	116,475
Michael Kors Holdings Ltd. (f)	16,411	688,130
NIKE, Inc. Class B	7,100	769,924
Prada SpA	45,900	298,489
PVH Corp.	5,200	464,516
Ralph Lauren Corp.	3,700	645,021
Under Armour, Inc. Class A (sub. vtg.) (a)	3,000	282,000
Vera Bradley, Inc. (a)	10,400	313,976
VF Corp.	3,800	554,724
		6,068,279
TOTAL CONSUMER DISCRETIONARY		22,959,285
CONSUMER STAPLES - 2.1%
Beverages - 0.5%
Monster Beverage Corp. (a)	14,400	894,096
Food & Staples Retailing - 0.1%
Drogasil SA	16,035	155,876
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	20,600	964,904
Personal Products - 0.6%
Hengan International Group Co. Ltd.	53,000	535,760
Nu Skin Enterprises, Inc. Class A	8,300	480,653
		1,016,413
Tobacco - 0.3%
British American Tobacco PLC sponsored ADR	3,500	354,270
Souza Cruz Industria e Comerico	12,100	185,547
		539,817
TOTAL CONSUMER STAPLES		3,571,106
ENERGY - 6.3%
Energy Equipment & Services - 0.6%
Cameron International Corp. (a)	6,300	332,829
Ensco International Ltd. ADR	2,100	111,153
McDermott International, Inc. (a)	23,000	294,630
Noble Corp.	6,800	254,796
		993,408
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	11,100	869,574
Chevron Corp.	10,800	1,158,192
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc. (a)	10,300	$ 1,051,424
Continental Resources, Inc. (a)(d)	16,800	1,441,776
EOG Resources, Inc.	2,300	255,530
Genel Energy PLC	12,600	149,540
Hess Corp.	3,600	212,220
HollyFrontier Corp.	10,700	344,005
Kosmos Energy Ltd.	11,100	146,964
Marathon Oil Corp.	6,100	193,370
Oasis Petroleum, Inc. (a)	13,400	413,122
Occidental Petroleum Corp.	10,400	990,392
Pioneer Natural Resources Co.	16,500	1,841,235
SM Energy Co.	4,400	311,388
Whiting Petroleum Corp. (a)	5,400	293,220
		9,671,952
TOTAL ENERGY		10,665,360
FINANCIALS - 4.3%
Capital Markets - 1.4%
Apollo Global Management LLC Class A	57,400	819,672
Fortress Investment Group LLC	10,900	38,804
Morgan Stanley	77,000	1,512,280
		2,370,756
Diversified Financial Services - 2.5%
Bank of America Corp.	28,700	274,659
Citigroup, Inc.	38,900	1,421,795
JPMorgan Chase & Co.	46,400	2,133,472
Moody's Corp.	7,500	315,750
		4,145,676
Real Estate Investment Trusts - 0.3%
American Tower Corp.	8,800	554,576
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	9,000	179,640
Thrifts & Mortgage Finance - 0.0%
Nationstar Mortgage Holdings, Inc.	3,100	44,516
TOTAL FINANCIALS		7,295,164
HEALTH CARE - 6.1%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	10,300	956,458
Biogen Idec, Inc. (a)	7,200	906,984
Celgene Corp. (a)	2,300	178,296
Clovis Oncology, Inc.	1,800	45,810
Medivation, Inc. (a)	4,800	358,656

	Shares	Value
Synageva BioPharma Corp. (a)	2,600	$ 93,262
Vertex Pharmaceuticals, Inc. (a)	20,900	857,109
		3,396,575
Health Care Providers & Services - 2.2%
Accretive Health, Inc. (a)	12,700	253,619
Health Net, Inc. (a)	6,000	238,320
HMS Holdings Corp. (a)	14,000	436,940
Humana, Inc.	13,600	1,257,728
UnitedHealth Group, Inc.	22,400	1,320,256
WellPoint, Inc.	3,200	236,160
		3,743,023
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	4,300	323,033
Pharmaceuticals - 1.7%
Allergan, Inc.	3,500	334,005
Elan Corp. PLC sponsored ADR (a)	49,900	748,999
Perrigo Co.	1,200	123,972
Shire PLC sponsored ADR	5,000	473,750
Valeant Pharmaceuticals International, Inc. (Canada) (a)	16,606	890,436
ViroPharma, Inc. (a)	11,700	351,819
		2,922,981
TOTAL HEALTH CARE		10,385,612
INDUSTRIALS - 4.9%
Airlines - 2.8%
Copa Holdings SA Class A	4,800	380,160
Delta Air Lines, Inc. (a)	141,600	1,403,256
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	11,500	77,395
Southwest Airlines Co.	44,900	369,976
United Continental Holdings, Inc. (a)	92,585	1,990,578
US Airways Group, Inc. (a)	63,300	480,447
		4,701,812
Building Products - 0.3%
Owens Corning (a)	12,200	439,566
Commercial Services & Supplies - 0.2%
Aggreko PLC	9,900	356,289
Swisher Hygiene, Inc.	24,821	61,060
		417,349
Construction & Engineering - 0.3%
Fluor Corp.	7,700	462,308
Machinery - 0.5%
Caterpillar, Inc.	2,100	223,692
Chart Industries, Inc. (a)	3,500	256,655
Kennametal, Inc.	9,000	400,770
		881,117
Professional Services - 0.4%
Qualicorp SA	19,000	162,847
Robert Half International, Inc.	17,000	515,100
		677,947
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.1%
Union Pacific Corp.	2,100	$ 225,708
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	10,100	243,107
Mills Estruturas e Servicos de Engenharia SA	16,200	206,720
		449,827
TOTAL INDUSTRIALS		8,255,634
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.6%
Cisco Systems, Inc.	51,800	1,095,570
HTC Corp.	11,950	241,778
QUALCOMM, Inc.	17,400	1,183,548
Riverbed Technology, Inc. (a)	3,600	101,088
		2,621,984
Computers & Peripherals - 4.5%
Apple, Inc. (a)	11,700	7,013,799
Lenovo Group Ltd.	202,000	181,825
SanDisk Corp. (a)	8,300	411,597
		7,607,221
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	3,900	143,130
Bankrate, Inc.	12,800	316,800
Cornerstone OnDemand, Inc.	11,400	248,976
Facebook, Inc. Class B (f)	1,580	48,617
IAC/InterActiveCorp	5,500	269,995
Rackspace Hosting, Inc. (a)	11,500	664,585
VeriSign, Inc.	8,100	310,554
YouKu.com, Inc. ADR (a)	3,700	81,363
		2,084,020
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	14,000	1,077,300
MasterCard, Inc. Class A	1,300	546,702
ServiceSource International, Inc.	5,300	82,044
		1,706,046
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	14,000	701,960
Freescale Semiconductor Holdings I Ltd.	25,700	395,523
Intel Corp.	50,000	1,405,500
NXP Semiconductors NV (a)	28,700	763,707
		3,266,690
Software - 1.7%
Ariba, Inc. (a)	3,400	111,214
Citrix Systems, Inc. (a)	9,700	765,427
CommVault Systems, Inc. (a)	4,100	203,524

	Shares	Value
Informatica Corp. (a)	15,500	$ 819,950
RealPage, Inc. (a)	9,700	185,949
salesforce.com, Inc. (a)	1,700	262,667
VMware, Inc. Class A (a)	3,800	427,006
		2,775,737
TOTAL INFORMATION TECHNOLOGY		20,061,698
MATERIALS - 2.1%
Chemicals - 1.9%
Celanese Corp. Class A	11,200	517,216
CF Industries Holdings, Inc.	3,600	657,540
Dow Chemical Co.	15,700	543,848
FMC Corp.	1,300	137,618
Huntsman Corp.	15,800	221,358
LyondellBasell Industries NV Class A	7,900	344,835
Rockwood Holdings, Inc. (a)	6,000	312,900
Westlake Chemical Corp. (d)	7,200	466,488
		3,201,803
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	19,200	366,081
TOTAL MATERIALS		3,567,884
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	7,800	396,318
TOTAL COMMON STOCKS (Cost $69,897,314)		87,158,061
Fixed-Income Funds - 28.5%

Fidelity Emerging Markets Debt Central Fund (e)	96,429	1,009,615
Fidelity Floating Rate Central Fund (e)	34,490	3,493,478
Fidelity High Income Central Fund 1 (e)	44,017	4,356,789
Fidelity Inflation-Protected Bond Index Central Fund (e)	48,548	4,829,555
Fidelity VIP Investment Grade Central Fund (e)	320,590	34,479,468
TOTAL FIXED-INCOME FUNDS (Cost $45,951,334)		48,168,905
Equity Funds - 18.3%

Domestic Equity Funds - 1.0%
Fidelity Commodity Strategy Central Fund (e)	157,694	1,695,211
Equity Funds - continued
	Shares	Value
International Equity Funds - 17.3%
Fidelity Emerging Markets Equity Central Fund (e)	24,164	$ 4,870,708
Fidelity International Equity Central Fund (e)	365,988	24,396,779
TOTAL INTERNATIONAL EQUITY FUNDS		29,267,487
TOTAL EQUITY FUNDS (Cost $36,738,238)		30,962,698
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.14% (b)	3,177,984	3,177,984
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	3,536,950	3,536,950
TOTAL MONEY MARKET FUNDS (Cost $6,714,934)		6,714,934
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $159,301,820)		173,004,598
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(3,964,381)
NET ASSETS - 100%		$ 169,040,217
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $736,747 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	5/19/11	$ 39,574
Michael Kors Holdings Ltd.	7/8/11	$ 198,892
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,194
Fidelity Emerging Markets Debt Central Fund	16,349
Fidelity Emerging Markets Equity Central Fund	6,775
Fidelity Floating Rate Central Fund	51,065
Fidelity High Income Central Fund 1	83,748
Fidelity International Equity Central Fund	123,123
Fidelity Securities Lending Cash Central Fund	23,221
Fidelity VIP Investment Grade Central Fund	254,725
Total	$ 560,200
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,751,623	$ -	$ 1,079,690	$ 1,695,211	0.2%
Fidelity Emerging Markets Debt Central Fund	946,655	16,349	-	1,009,615	0.9%
Fidelity Emerging Markets Equity Central Fund	4,119,625	479,628	388,022	4,870,708	1.5%
Fidelity Floating Rate Central Fund	4,094,560	51,065	773,670	3,493,478	0.2%
Fidelity High Income Central Fund 1	4,627,374	83,748	524,742	4,356,789	0.7%
Fidelity Inflation-Protected Bond Index Central Fund	-	4,850,462	-	4,829,555	0.9%
Fidelity International Equity Central Fund	23,390,361	123,123	1,694,802	24,396,779	1.5%
Fidelity VIP Investment Grade Central Fund	33,169,163	2,337,036	1,002,079	34,479,468	0.8%
Total	$ 73,099,361	$ 7,941,411	$ 5,463,005	$ 79,131,603
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,959,285	$ 22,271,155	$ 688,130	$ -
Consumer Staples	3,571,106	3,571,106	-	-
Energy	10,665,360	10,665,360	-	-
Financials	7,295,164	7,295,164	-	-
Health Care	10,385,612	10,385,612	-	-
Industrials	8,255,634	8,255,634	-	-
Information Technology	20,061,698	20,013,081	-	48,617
Materials	3,567,884	3,567,884	-	-
Telecommunication Services	396,318	396,318	-	-
Fixed-Income Funds	48,168,905	48,168,905	-	-
Money Market Funds	6,714,934	6,714,934	-	-
Equity Funds	30,962,698	30,962,698	-	-
Total Investments in Securities:	$ 173,004,598	$ 172,267,851	$ 688,130	$ 48,617
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 39,500
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	9,117
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 48,617
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 9,117

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $159,058,881. Net unrealized appreciation aggregated $13,945,717, of which $24,554,956 related to appreciated investment securities and $10,609,239 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

March 31, 2012

1.830285.106

VIPF2005-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.0%
	Shares	Value
Domestic Equity Funds - 28.0%
VIP Contrafund Portfolio Initial Class	9,464	$ 248,336
VIP Equity-Income Portfolio Initial Class	14,416	289,612
VIP Growth & Income Portfolio Initial Class	20,303	289,924
VIP Growth Portfolio Initial Class	6,731	289,241
VIP Mid Cap Portfolio Initial Class	3,146	103,914
VIP Value Portfolio Initial Class	20,777	249,327
VIP Value Strategies Portfolio Initial Class	10,286	103,988
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,626,198)		1,574,342
International Equity Funds - 10.2%

Developed International Equity Funds - 7.8%
VIP Overseas Portfolio Initial Class	27,984	438,512
Emerging Markets Equity Funds - 2.4%
VIP Emerging Markets Portfolio Initial Class	15,096	131,338
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $685,502)		569,850
Bond Funds - 34.8%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	49,319	$ 280,132
Investment Grade Bond Funds - 29.8%
VIP Investment Grade Bond Portfolio Initial Class	128,846	1,675,000
TOTAL BOND FUNDS (Cost $1,910,036)		1,955,132
Short-Term Funds - 27.0%

VIP Money Market Portfolio Initial Class (Cost $1,518,898)	1,518,898	1,518,898
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,740,634)	5,618,222
NET OTHER ASSETS (LIABILITIES) - 0.0%	(44)
NET ASSETS - 100%	$ 5,618,178
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $5,854,403. Net unrealized depreciation aggregated $236,181, of which $160,603 related to appreciated investment securities and $396,784 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

March 31, 2012

1.830288.106

VIPF2010-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.1%
	Shares	Value
Domestic Equity Funds - 36.1%
VIP Contrafund Portfolio Initial Class	420,298	$ 11,028,616
VIP Equity-Income Portfolio Initial Class	641,529	12,888,327
VIP Growth & Income Portfolio Initial Class	903,491	12,901,851
VIP Growth Portfolio Initial Class	299,571	12,872,580
VIP Mid Cap Portfolio Initial Class	139,892	4,620,634
VIP Value Portfolio Initial Class	922,634	11,071,604
VIP Value Strategies Portfolio Initial Class	457,326	4,623,568
TOTAL DOMESTIC EQUITY FUNDS (Cost $68,121,326)		70,007,180
International Equity Funds - 13.0%

Developed International Equity Funds - 10.0%
VIP Overseas Portfolio Initial Class	1,245,009	19,509,294
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Initial Class	671,180	5,839,262
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,028,538)		25,348,556
Bond Funds - 39.4%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	1,702,857	$ 9,672,228
Investment Grade Bond Funds - 34.4%
VIP Investment Grade Bond Portfolio Initial Class	5,136,312	66,772,061
TOTAL BOND FUNDS (Cost $75,137,490)		76,444,289
Short-Term Funds - 11.5%

VIP Money Market Portfolio Initial Class (Cost $22,384,261)	22,384,261	22,384,261
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $193,671,615)	194,184,286
NET OTHER ASSETS (LIABILITIES) - 0.0%	(28,688)
NET ASSETS - 100%	$ 194,155,598
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $194,637,603. Net unrealized depreciation aggregated $453,317, of which $9,925,746 related to appreciated investment securities and $10,379,063 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

March 31, 2012

1.830292.106

VIPF2015-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Domestic Equity Funds - 37.1%
VIP Contrafund Portfolio Initial Class	225,117	$ 5,907,063
VIP Equity-Income Portfolio Initial Class	343,226	6,895,402
VIP Growth & Income Portfolio Initial Class	483,397	6,902,902
VIP Growth Portfolio Initial Class	160,266	6,886,626
VIP Mid Cap Portfolio Initial Class	74,891	2,473,635
VIP Value Portfolio Initial Class	494,246	5,930,948
VIP Value Strategies Portfolio Initial Class	244,839	2,475,326
TOTAL DOMESTIC EQUITY FUNDS (Cost $34,347,079)		37,471,902
International Equity Funds - 13.4%

Developed International Equity Funds - 10.3%
VIP Overseas Portfolio Initial Class	666,623	10,445,982
Emerging Markets Equity Funds - 3.1%
VIP Emerging Markets Portfolio Initial Class	359,471	3,127,398
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $14,647,043)		13,573,380
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	888,800	$ 5,048,381
Investment Grade Bond Funds - 34.7%
VIP Investment Grade Bond Portfolio Initial Class	2,694,980	35,034,745
TOTAL BOND FUNDS (Cost $39,072,244)		40,083,126
Short-Term Funds - 9.8%

VIP Money Market Portfolio Initial Class (Cost $9,848,776)	9,848,776	9,848,776
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $97,915,142)	100,977,184
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12,980)
NET ASSETS - 100%	$ 100,964,204
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $98,401,245. Net unrealized appreciation aggregated $2,575,939, of which $8,294,835 related to appreciated investment securities and $5,718,896 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

March 31, 2012

1.830298.106

VIPF2020-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.0%
	Shares	Value
Domestic Equity Funds - 42.0%
VIP Contrafund Portfolio Initial Class	1,462,410	$ 38,373,629
VIP Equity-Income Portfolio Initial Class	2,227,052	44,741,482
VIP Growth & Income Portfolio Initial Class	3,136,399	44,787,784
VIP Growth Portfolio Initial Class	1,039,932	44,685,864
VIP Mid Cap Portfolio Initial Class	485,379	16,032,067
VIP Value Portfolio Initial Class	3,210,218	38,522,617
VIP Value Strategies Portfolio Initial Class	1,586,757	16,042,115
TOTAL DOMESTIC EQUITY FUNDS (Cost $218,763,035)		243,185,558
International Equity Funds - 15.2%

Developed International Equity Funds - 11.7%
VIP Overseas Portfolio Initial Class	4,329,513	67,843,472
Emerging Markets Equity Funds - 3.5%
VIP Emerging Markets Portfolio Initial Class	2,333,097	20,297,942
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $92,223,313)		88,141,414
Bond Funds - 37.2%
	Shares	Value
High Yield Bond Funds - 6.0%
VIP High Income Portfolio Initial Class	6,169,829	$ 35,044,629
Investment Grade Bond Funds - 31.2%
VIP Investment Grade Bond Portfolio Initial Class	13,883,855	180,490,111
TOTAL BOND FUNDS (Cost $213,187,990)		215,534,740
Short-Term Funds - 5.6%

VIP Money Market Portfolio Initial Class (Cost $32,108,495)	32,108,495	32,108,495
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $556,282,833)	578,970,207
NET OTHER ASSETS (LIABILITIES) - 0.0%	(119,996)
NET ASSETS - 100%	$ 578,850,211
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $558,484,820. Net unrealized appreciation aggregated $20,485,387, of which $45,151,335 related to appreciated investment securities and $24,665,948 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

March 31, 2012

1.830299.106

VIPF2025-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.2%
	Shares	Value
Domestic Equity Funds - 50.2%
VIP Contrafund Portfolio Initial Class	173,244	$ 4,545,917
VIP Equity-Income Portfolio Initial Class	264,074	5,305,240
VIP Growth & Income Portfolio Initial Class	371,908	5,310,850
VIP Growth Portfolio Initial Class	123,302	5,298,270
VIP Mid Cap Portfolio Initial Class	57,453	1,897,680
VIP Value Portfolio Initial Class	380,363	4,564,358
VIP Value Strategies Portfolio Initial Class	187,815	1,898,810
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,443,427)		28,821,125
International Equity Funds - 18.2%

Developed International Equity Funds - 14.0%
VIP Overseas Portfolio Initial Class	512,943	8,037,824
Emerging Markets Equity Funds - 4.2%
VIP Emerging Markets Portfolio Initial Class	276,512	2,405,657
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,931,105)		10,443,481
Bond Funds - 31.2%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Initial Class	749,192	$ 4,255,412
Investment Grade Bond Funds - 23.8%
VIP Investment Grade Bond Portfolio Initial Class	1,048,668	13,632,689
TOTAL BOND FUNDS (Cost $17,821,360)		17,888,101
Short-Term Funds - 0.4%

VIP Money Market Portfolio Initial Class (Cost $210,495)	210,495	210,495
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $55,406,387)		57,363,202
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,561)
NET ASSETS - 100%		$ 57,355,641
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $55,694,652. Net unrealized appreciation aggregated $1,668,550, of which $4,462,010 related to appreciated investment securities and $2,793,460 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

March 31, 2012

1.830294.106

VIPF2030-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Domestic Equity Funds - 52.5%
VIP Contrafund Portfolio Initial Class	435,790	$ 11,435,136
VIP Equity-Income Portfolio Initial Class	664,267	13,345,130
VIP Growth & Income Portfolio Initial Class	935,513	13,359,119
VIP Growth Portfolio Initial Class	310,187	13,328,752
VIP Mid Cap Portfolio Initial Class	144,508	4,773,083
VIP Value Portfolio Initial Class	956,658	11,479,895
VIP Value Strategies Portfolio Initial Class	472,406	4,776,028
TOTAL DOMESTIC EQUITY FUNDS (Cost $68,217,380)		72,497,143
International Equity Funds - 19.0%

Developed International Equity Funds - 14.6%
VIP Overseas Portfolio Initial Class	1,290,476	20,221,756
Emerging Markets Equity Funds - 4.4%
VIP Emerging Markets Portfolio Initial Class	695,422	6,050,171
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,276,941)		26,271,927
Bond Funds - 28.5%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	1,812,594	$ 10,295,536
Investment Grade Bond Funds - 21.0%
VIP Investment Grade Bond Portfolio Initial Class	2,229,999	28,989,984
TOTAL BOND FUNDS (Cost $39,059,182)		39,285,520
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $135,553,503)	138,054,590
NET OTHER ASSETS (LIABILITIES) - 0.0%	(17,080)
NET ASSETS - 100%	$ 138,037,510
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $136,697,572. Net unrealized appreciation aggregated $1,357,018, of which $10,507,767 related to appreciated investment securities and $9,150,749 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2035 Portfolio

March 31, 2012

1.903282.102

VF-2035-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.3%
	Shares	Value
Domestic Equity Funds - 60.3%
VIP Contrafund Portfolio Initial Class	1,963	$ 51,502
VIP Equity-Income Portfolio Initial Class	2,991	60,080
VIP Growth & Income Portfolio Initial Class	4,212	60,144
VIP Growth Portfolio Initial Class	1,397	60,011
VIP Mid Cap Portfolio Initial Class	651	21,510
VIP Value Portfolio Initial Class	4,308	51,700
VIP Value Strategies Portfolio Initial Class	2,129	21,524
TOTAL DOMESTIC EQUITY FUNDS (Cost $198,488)		326,471
International Equity Funds - 21.9%

Developed International Equity Funds - 16.8%
VIP Overseas Portfolio Initial Class	5,812	91,073
Emerging Markets Equity Funds - 5.1%
VIP Emerging Markets Portfolio Initial Class	3,134	27,267
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $96,511)		118,340
Bond Funds - 17.8%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	7,100	$ 40,329
Investment Grade Bond Funds - 10.3%
VIP Investment Grade Bond Portfolio Initial Class	4,308	56,000
TOTAL BOND FUNDS (Cost $85,364)		96,329
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $380,363)	541,140
NET OTHER ASSETS (LIABILITIES) - 0.0%	(77)
NET ASSETS - 100%	$ 541,063
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $381,833. Net unrealized appreciation aggregated $159,307, of which $161,543 related to appreciated investment securities and $2,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2040 Portfolio

March 31, 2012

1.903284.102

VF-2040-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
Domestic Equity Funds - 60.8%
VIP Contrafund Portfolio Initial Class	20,410	$ 535,567
VIP Equity-Income Portfolio Initial Class	31,090	624,605
VIP Growth & Income Portfolio Initial Class	43,767	624,991
VIP Growth Portfolio Initial Class	14,526	624,172
VIP Mid Cap Portfolio Initial Class	6,782	224,009
VIP Value Portfolio Initial Class	44,732	536,778
VIP Value Strategies Portfolio Initial Class	22,165	224,093
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,160,958)		3,394,215
International Equity Funds - 22.1%

Developed International Equity Funds - 17.0%
VIP Overseas Portfolio Initial Class	60,559	948,966
Emerging Markets Equity Funds - 5.1%
VIP Emerging Markets Portfolio Initial Class	32,654	284,090
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,229,009)		1,233,056
Bond Funds - 17.1%
	Shares	Value
High Yield Bond Funds - 7.8%
VIP High Income Portfolio Initial Class	76,665	$ 435,456
Investment Grade Bond Funds - 9.3%
VIP Investment Grade Bond Portfolio Initial Class	39,966	519,555
TOTAL BOND FUNDS (Cost $941,778)		955,011
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,331,745)	5,582,282
NET OTHER ASSETS (LIABILITIES) - 0.0%	(152)
NET ASSETS - 100%	$ 5,582,130
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $5,402,993. Net unrealized appreciation aggregated $179,289, of which $262,199 related to appreciated investment securities and $82,910 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2045 Portfolio

March 31, 2012

1.903286.102

VF-2045-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.4%
	Shares	Value
Domestic Equity Funds - 62.4%
VIP Contrafund Portfolio Initial Class	1,392	$ 36,531
VIP Equity-Income Portfolio Initial Class	2,121	42,601
VIP Growth & Income Portfolio Initial Class	2,986	42,646
VIP Growth Portfolio Initial Class	990	42,552
VIP Mid Cap Portfolio Initial Class	462	15,267
VIP Value Portfolio Initial Class	3,056	36,671
VIP Value Strategies Portfolio Initial Class	1,511	15,276
TOTAL DOMESTIC EQUITY FUNDS (Cost $128,733)		231,544
International Equity Funds - 22.6%

Developed International Equity Funds - 17.4%
VIP Overseas Portfolio Initial Class	4,121	64,579
Emerging Markets Equity Funds - 5.2%
VIP Emerging Markets Portfolio Initial Class	2,225	19,360
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $63,432)		83,939
Bond Funds - 15.0%
	Shares	Value
High Yield Bond Funds - 9.9%
VIP High Income Portfolio Initial Class	6,438	$ 36,569
Investment Grade Bond Funds - 5.1%
VIP Investment Grade Bond Portfolio Initial Class	1,461	18,993
TOTAL BOND FUNDS (Cost $45,708)		55,562
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $237,873)	371,045
NET OTHER ASSETS (LIABILITIES) - 0.0%	(43)
NET ASSETS - 100%	$ 371,002
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $238,318. Net unrealized appreciation aggregated $132,727, of which $133,234 related to appreciated investment securities and $507 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2050 Portfolio

March 31, 2012

1.903288.102

VF-2050-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.2%
	Shares	Value
Domestic Equity Funds - 64.2%
VIP Contrafund Portfolio Initial Class	2,300	$ 60,361
VIP Equity-Income Portfolio Initial Class	3,508	70,483
VIP Growth & Income Portfolio Initial Class	4,941	70,557
VIP Growth Portfolio Initial Class	1,638	70,400
VIP Mid Cap Portfolio Initial Class	763	25,207
VIP Value Portfolio Initial Class	5,050	60,603
VIP Value Strategies Portfolio Initial Class	2,495	25,224
TOTAL DOMESTIC EQUITY FUNDS (Cost $262,316)		382,835
International Equity Funds - 23.2%

Developed International Equity Funds - 17.9%
VIP Overseas Portfolio Initial Class	6,813	106,768
Emerging Markets Equity Funds - 5.3%
VIP Emerging Markets Portfolio Initial Class	3,675	31,970
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $115,037)		138,738
Bond Funds - 12.6%
	Shares	Value
High Yield Bond Funds - 9.9%
VIP High Income Portfolio Initial Class	10,437	$ 59,283
Investment Grade Bond Funds - 2.7%
VIP Investment Grade Bond Portfolio Initial Class	1,227	15,945
TOTAL BOND FUNDS (Cost $65,449)		75,228
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $442,802)	596,801
NET OTHER ASSETS (LIABILITIES) - 0.0%	(48)
NET ASSETS - 100%	$ 596,753
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $446,111. Net unrealized appreciation aggregated $150,690, of which $153,311 related to appreciated investment securities and $2,621 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

March 31, 2012

1.830282.106

VIPFINC-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
Domestic Equity Funds - 14.7%
VIP Contrafund Portfolio Initial Class	18,110	$ 475,197
VIP Equity-Income Portfolio Initial Class	27,605	554,593
VIP Growth & Income Portfolio Initial Class	38,878	555,172
VIP Growth Portfolio Initial Class	12,890	553,876
VIP Mid Cap Portfolio Initial Class	5,983	197,617
VIP Value Portfolio Initial Class	39,756	477,078
VIP Value Strategies Portfolio Initial Class	19,559	197,738
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,048,251)		3,011,271
International Equity Funds - 5.4%

Developed International Equity Funds - 4.2%
VIP Overseas Portfolio Initial Class	54,405	852,520
Emerging Markets Equity Funds - 1.2%
VIP Emerging Markets Portfolio Initial Class	29,287	254,793
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,029,819)		1,107,313
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	179,751	$ 1,020,987
Investment Grade Bond Funds - 35.0%
VIP Investment Grade Bond Portfolio Initial Class	549,902	7,148,732
TOTAL BOND FUNDS (Cost $7,938,681)		8,169,719
Short-Term Funds - 39.9%

VIP Money Market Portfolio Initial Class (Cost $8,154,605)	8,154,605	8,154,607
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $20,171,356)	20,442,910
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,043)
NET ASSETS - 100%	$ 20,441,867
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $20,274,441. Net unrealized appreciation aggregated $168,469, of which $558,587 related to appreciated investment securities and $390,118 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

March 31, 2012

1.830289.106

VIPFLI-I-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.8%
	Shares	Value
Domestic Equity Funds - 29.8%
VIP Contrafund Portfolio Investor Class	20,731	$ 542,120
VIP Equity-Income Portfolio Investor Class	31,589	633,036
VIP Growth & Income Portfolio Investor Class	44,448	633,378
VIP Growth Portfolio Investor Class	14,744	631,909
VIP Mid Cap Portfolio Investor Class	6,864	226,022
VIP Value Portfolio Investor Class	45,391	544,239
VIP Value Strategies Portfolio Investor Class	22,458	226,157
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,654,356)		3,436,861
International Equity Funds - 10.8%

Developed International Equity Funds - 8.3%
VIP Overseas Portfolio Investor Class R	61,282	957,837
Emerging Markets Equity Funds - 2.5%
VIP Emerging Markets Portfolio Investor Class R	33,096	287,271
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,464,248)		1,245,108
Bond Funds - 44.5%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	101,385	$ 573,841
Investment Grade Bond Funds - 39.5%
VIP Investment Grade Bond Portfolio Investor Class	351,731	4,558,438
TOTAL BOND FUNDS (Cost $5,089,311)		5,132,279
Short-Term Funds - 14.9%

VIP Money Market Portfolio Investor Class (Cost $1,722,134)	1,722,134	1,722,134
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,930,049)	11,536,382
NET OTHER ASSETS (LIABILITIES) - 0.0%	6
NET ASSETS - 100%	$ 11,536,388
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $11,981,611. Net unrealized depreciation aggregated $445,229, of which $327,721 related to appreciated investment securities and $772,950 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

March 31, 2012

1.830295.106

VIPFLI-II-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.6%
	Shares	Value
Domestic Equity Funds - 34.6%
VIP Contrafund Portfolio Investor Class	39,897	$ 1,043,303
VIP Equity-Income Portfolio Investor Class	60,759	1,217,603
VIP Growth & Income Portfolio Investor Class	85,492	1,218,263
VIP Growth Portfolio Investor Class	28,359	1,215,479
VIP Mid Cap Portfolio Investor Class	13,252	436,400
VIP Value Portfolio Investor Class	87,351	1,047,340
VIP Value Strategies Portfolio Investor Class	43,362	436,651
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,174,769)		6,615,039
International Equity Funds - 12.5%

Developed International Equity Funds - 9.6%
VIP Overseas Portfolio Investor Class R	117,934	1,843,313
Emerging Markets Equity Funds - 2.9%
VIP Emerging Markets Portfolio Investor Class R	63,751	553,361
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,949,470)		2,396,674
Bond Funds - 43.9%
	Shares	Value
High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	172,891	$ 978,566
Investment Grade Bond Funds - 38.8%
VIP Investment Grade Bond Portfolio Investor Class	573,432	7,431,682
TOTAL BOND FUNDS (Cost $8,327,634)		8,410,248
Short-Term Funds - 9.0%

VIP Money Market Portfolio Investor Class (Cost $1,725,381)	1,725,381	1,725,381
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $20,177,254)	19,147,342
NET OTHER ASSETS (LIABILITIES) - 0.0%	8
NET ASSETS - 100%	$ 19,147,350
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $20,321,153. Net unrealized depreciation aggregated $1,173,811, of which $480,324 related to appreciated investment securities and $1,654,135 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

March 31, 2012

1.830300.106

VIPFLI-III-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.5%
	Shares	Value
Domestic Equity Funds - 51.5%
VIP Contrafund Portfolio Investor Class	23,063	$ 603,099
VIP Equity-Income Portfolio Investor Class	35,162	704,640
VIP Growth & Income Portfolio Investor Class	49,476	705,031
VIP Growth Portfolio Investor Class	16,413	703,447
VIP Mid Cap Portfolio Investor Class	7,659	252,217
VIP Value Portfolio Investor Class	50,493	605,407
VIP Value Strategies Portfolio Investor Class	25,061	252,369
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,107,165)		3,826,210
International Equity Funds - 18.7%

Developed International Equity Funds - 14.4%
VIP Overseas Portfolio Investor Class R	68,253	1,066,794
Emerging Markets Equity Funds - 4.3%
VIP Emerging Markets Portfolio Investor Class R	36,840	319,770
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,688,305)		1,386,564
Bond Funds - 29.8%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class	97,576	$ 552,282
Investment Grade Bond Funds - 22.4%
VIP Investment Grade Bond Portfolio Investor Class	128,077	1,659,881
TOTAL BOND FUNDS (Cost $2,219,380)		2,212,163
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,014,850)	7,424,937
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100%	$ 7,424,936
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $8,075,737. Net unrealized depreciation aggregated $650,800, of which $251,539 related to appreciated investment securities and $902,339 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 20% Portfolio

March 31, 2012

1.847118.105

VF20-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 21.9%
	Shares	Value
Domestic Equity Funds - 17.3%
Fidelity 130/30 Large Cap Fund	2,955	$ 22,190
Fidelity Air Transportation Portfolio	7,451	289,919
Fidelity Automotive Portfolio	7,838	301,367
Fidelity Banking Portfolio	215,863	4,107,878
Fidelity Biotechnology Portfolio	3,133	323,517
Fidelity Blue Chip Growth Fund	501	25,224
Fidelity Brokerage & Investment Management Portfolio	43,982	2,143,226
Fidelity Chemicals Portfolio	2,344	263,463
Fidelity Commodity Strategy Fund	1,164	9,827
Fidelity Communications Equipment Portfolio	44,194	1,122,520
Fidelity Computers Portfolio (a)	35,503	2,397,165
Fidelity Construction & Housing Portfolio	41,823	1,774,126
Fidelity Consumer Discretionary Portfolio	233,965	6,356,816
Fidelity Consumer Finance Portfolio	106,296	1,424,361
Fidelity Consumer Staples Portfolio	123,918	9,587,549
Fidelity Contrafund	3,266	253,220
Fidelity Defense & Aerospace Portfolio	1,199	103,276
Fidelity Disciplined Equity Fund	2,072	50,225
Fidelity Dividend Growth Fund	2,115	63,667
Fidelity Electronics Portfolio	52,554	2,872,620
Fidelity Energy Portfolio	117,598	6,192,721
Fidelity Energy Service Portfolio (a)	37,101	2,530,280
Fidelity Environmental & Alternative Energy Portfolio	10,899	178,967
Fidelity Equity-Income Fund	679	30,921
Fidelity Equity-Income II Fund	693	13,212
Fidelity Financial Services Portfolio	46,299	2,787,656
Fidelity Fund	645	22,959
Fidelity Global Commodity Stock Fund	3,704	55,749
Fidelity Gold Portfolio	72,235	2,945,034
Fidelity Growth Company Fund	1,139	111,591
Fidelity Health Care Portfolio	52,666	7,199,501
Fidelity Independence Fund	310	7,957
Fidelity Industrial Equipment Portfolio	63,302	2,325,712
Fidelity Industrials Portfolio	221,091	5,549,379
Fidelity Insurance Portfolio	65,783	3,212,183
Fidelity IT Services Portfolio	109,865	2,768,603
Fidelity Large Cap Stock Fund	13,392	265,568
Fidelity Large Cap Value Fund	9,978	113,454
Fidelity Leisure Portfolio	3,104	346,628
Fidelity Leveraged Company Stock Fund	195	5,731
Fidelity Magellan Fund	377	27,638
Fidelity Materials Portfolio	788	54,563
Fidelity Medical Delivery Portfolio (a)	31,868	2,031,926
Fidelity Medical Equipment & Systems Portfolio	2,122	61,328
Fidelity Mega Cap Stock Fund	86,104	997,941
Fidelity Mid-Cap Stock Fund	2,047	61,885
Fidelity Multimedia Portfolio	22,470	1,122,397
Fidelity Natural Resources Portfolio	3,159	105,263
Fidelity Pharmaceuticals Portfolio	166,993	2,418,057

	Shares	Value
Fidelity Real Estate Investment Portfolio	57,134	$ 1,760,313
Fidelity Retailing Portfolio	26,662	1,641,846
Fidelity Small Cap Growth Fund	8,138	136,310
Fidelity Small Cap Stock Fund	3,102	58,482
Fidelity Small Cap Value Fund	13,783	215,704
Fidelity Software & Computer Services Portfolio	78,527	7,338,333
Fidelity Technology Portfolio (a)	36,606	3,867,082
Fidelity Telecom and Utilities Fund	160,673	2,800,536
Fidelity Telecommunications Portfolio	4,551	212,134
Fidelity Transportation Portfolio	10,703	575,187
Fidelity Utilities Portfolio	973	52,030
Spartan Extended Market Index Fund Investor Class	6,246	253,393
Spartan Total Market Index Fund Investor Class	3,385	138,027
VIP Energy Portfolio Investor Class	139,023	2,786,022
VIP Mid Cap Portfolio Investor Class	79	2,615
TOTAL DOMESTIC EQUITY FUNDS		98,874,974
International Equity Funds - 4.6%
Fidelity Canada Fund	2,454	129,950
Fidelity Diversified International Fund	121,897	3,503,333
Fidelity Emerging Asia Fund	58,763	1,664,173
Fidelity Emerging Markets Fund	13,476	311,030
Fidelity International Capital Appreciation Fund	96,277	1,255,450
Fidelity International Discovery Fund	69,413	2,149,025
Fidelity International Real Estate Fund	31,129	254,014
Fidelity International Small Cap Fund	6,426	129,801
Fidelity International Small Cap Opportunities Fund	228,196	2,389,214
Fidelity International Value Fund	286,424	2,033,612
Fidelity Japan Fund	53,354	545,277
Fidelity Japan Smaller Companies Fund	32,927	295,026
Fidelity Nordic Fund	62,258	1,949,912
Fidelity Overseas Fund	436	13,348
Fidelity Pacific Basin Fund	40,095	978,306
Spartan International Index Fund Investor Class	255,187	8,446,685
TOTAL INTERNATIONAL EQUITY FUNDS		26,048,156
TOTAL EQUITY FUNDS (Cost $106,894,964)		124,923,130
Fixed-Income Funds - 55.5%

Fixed-Income Funds - 55.5%
Fidelity Floating Rate High Income Fund	1,646,400	16,151,182
Fidelity Focused High Income Fund	162,994	1,496,282
Fidelity High Income Fund	1,382,251	12,440,258
Fidelity New Markets Income Fund	319,251	5,274,028
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity Real Estate Income Fund	107,936	$ 1,174,349
Spartan U.S. Bond Index Fund Investor Class	23,829,386	279,756,991
TOTAL FIXED-INCOME FUNDS (Cost $301,094,794)		316,293,090
Money Market Funds - 22.6%

Fidelity Institutional Money Market Portfolio Class I	13,175,899	13,175,899
Fidelity Institutional Prime Money Market Portfolio Class I	102,425,657	102,425,657
Fidelity Select Money Market Portfolio	12,953,280	12,953,280
TOTAL MONEY MARKET FUNDS (Cost $128,554,836)		128,554,836
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $536,544,594)		569,771,056
NET OTHER ASSETS (LIABILITIES) - 0.0%		(94,796)
NET ASSETS - 100%		$ 569,676,260
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $536,963,729. Net unrealized appreciation aggregated $32,807,327, of which $35,288,131 related to appreciated investment securities and $2,480,804 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 50% Portfolio

March 31, 2012

1.847119.105

VF50-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.0%
	Shares	Value
Domestic Equity Funds - 38.6%
Fidelity 130/30 Large Cap Fund	11,827	$ 88,818
Fidelity Air Transportation Portfolio	28,331	1,102,364
Fidelity Automotive Portfolio	50,331	1,935,210
Fidelity Banking Portfolio	737,708	14,038,579
Fidelity Biotechnology Portfolio	47,391	4,893,605
Fidelity Blue Chip Growth Fund	25,837	1,301,651
Fidelity Brokerage & Investment Management Portfolio	71,463	3,482,369
Fidelity Chemicals Portfolio	25,804	2,900,657
Fidelity Commodity Strategy Fund	1,164	9,827
Fidelity Communications Equipment Portfolio	57,551	1,461,808
Fidelity Computers Portfolio (a)	143,439	9,685,020
Fidelity Construction & Housing Portfolio	144,082	6,111,956
Fidelity Consumer Discretionary Portfolio	491,029	13,341,246
Fidelity Consumer Finance Portfolio	32,948	441,507
Fidelity Consumer Staples Portfolio	395,299	30,584,289
Fidelity Contrafund	12,504	969,557
Fidelity Defense & Aerospace Portfolio	12,405	1,068,107
Fidelity Disciplined Equity Fund	12,778	309,748
Fidelity Dividend Growth Fund	176,962	5,326,549
Fidelity Electronics Portfolio	179,259	9,798,297
Fidelity Energy Portfolio	419,800	22,106,687
Fidelity Energy Service Portfolio (a)	103,114	7,032,391
Fidelity Environmental & Alternative Energy Portfolio	25,547	419,480
Fidelity Equity-Income Fund	1,507	68,626
Fidelity Equity-Income II Fund	521	9,928
Fidelity Financial Services Portfolio	218,483	13,154,880
Fidelity Fund	16,244	577,783
Fidelity Global Commodity Stock Fund	4,500	67,729
Fidelity Gold Portfolio	130,137	5,305,705
Fidelity Growth Company Fund	70,808	6,939,899
Fidelity Health Care Portfolio	74,975	10,249,025
Fidelity Independence Fund	977	25,063
Fidelity Industrial Equipment Portfolio	205,605	7,553,930
Fidelity Industrials Portfolio	590,966	14,833,244
Fidelity Insurance Portfolio	282,213	13,780,457
Fidelity IT Services Portfolio	307,630	7,752,278
Fidelity Large Cap Stock Fund	19,368	384,067
Fidelity Large Cap Value Fund	31,910	362,818
Fidelity Leisure Portfolio	31,022	3,464,578
Fidelity Leveraged Company Stock Fund	766	22,526
Fidelity Magellan Fund	2,843	208,330
Fidelity Materials Portfolio	2,713	187,790
Fidelity Medical Delivery Portfolio (a)	137,171	8,746,038
Fidelity Medical Equipment & Systems Portfolio	22,287	644,094
Fidelity Mega Cap Stock Fund	182,786	2,118,485
Fidelity Mid Cap Value Fund	18,884	323,107
Fidelity Mid-Cap Stock Fund	5,533	167,248
Fidelity Multimedia Portfolio	74,085	3,700,556
Fidelity Nasdaq Composite Index Fund	10,253	422,011

	Shares	Value
Fidelity Natural Resources Portfolio	3,459	$ 115,240
Fidelity Pharmaceuticals Portfolio	794,294	11,501,383
Fidelity Real Estate Investment Portfolio	118,901	3,663,329
Fidelity Retailing Portfolio	132,373	8,151,520
Fidelity Small Cap Growth Fund	3,946	66,099
Fidelity Small Cap Stock Fund	7,639	143,991
Fidelity Small Cap Value Fund	8,498	132,998
Fidelity Software & Computer Services Portfolio	108,231	10,114,225
Fidelity Technology Portfolio (a)	255,255	26,965,152
Fidelity Telecom and Utilities Fund	346,714	6,043,226
Fidelity Telecommunications Portfolio	143,565	6,691,564
Fidelity Transportation Portfolio	51,350	2,759,545
Fidelity Utilities Portfolio	118,641	6,341,371
Spartan 500 Index Fund Investor Class	2,842	142,305
Spartan Extended Market Index Fund Investor Class	239,639	9,722,140
Spartan Total Market Index Fund Investor Class	282,301	11,512,242
VIP Mid Cap Portfolio Investor Class	7,921	260,836
TOTAL DOMESTIC EQUITY FUNDS		343,807,083
International Equity Funds - 13.3%
Fidelity Canada Fund	30,650	1,622,901
Fidelity China Region Fund	29,194	814,233
Fidelity Diversified International Fund	283,742	8,154,753
Fidelity Emerging Asia Fund	177,779	5,034,713
Fidelity Emerging Markets Fund	113,707	2,624,368
Fidelity International Capital Appreciation Fund	720,520	9,395,584
Fidelity International Discovery Fund	112,819	3,492,861
Fidelity International Growth Fund	479,670	4,235,484
Fidelity International Real Estate Fund	136,575	1,114,450
Fidelity International Small Cap Fund	91,540	1,849,099
Fidelity International Small Cap Opportunities Fund	505,284	5,290,326
Fidelity International Value Fund	618,056	4,388,200
Fidelity Japan Fund	217,420	2,222,036
Fidelity Japan Smaller Companies Fund	182,693	1,636,927
Fidelity Nordic Fund	154,955	4,853,202
Fidelity Overseas Fund	288	8,800
Fidelity Pacific Basin Fund	291,812	7,120,215
Spartan International Index Fund Investor Class	1,644,605	54,436,437
TOTAL INTERNATIONAL EQUITY FUNDS		118,294,589
Latin America Stock Funds - 0.1%
Fidelity Latin America Fund	13,852	767,249
TOTAL EQUITY FUNDS (Cost $375,322,561)		462,868,921
Fixed-Income Funds - 43.4%
	Shares	Value
Fixed-Income Funds - 43.4%
Fidelity Floating Rate High Income Fund	2,467,883	$ 24,209,934
Fidelity Focused High Income Fund	361,563	3,319,151
Fidelity High Income Fund	2,355,054	21,195,485
Fidelity New Markets Income Fund	384,676	6,354,844
Fidelity Real Estate Income Fund	326,197	3,549,028
Spartan U.S. Bond Index Fund Investor Class	27,962,284	328,277,214
TOTAL FIXED-INCOME FUNDS (Cost $366,076,293)		386,905,656
Money Market Funds - 4.6%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I	30,666,952	$ 30,666,952
Fidelity Select Money Market Portfolio	10,207,650	10,207,650
TOTAL MONEY MARKET FUNDS (Cost $40,874,602)		40,874,602
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $782,273,456)		890,649,179
NET OTHER ASSETS (LIABILITIES) - 0.0%		(156,309)
NET ASSETS - 100%		$ 890,492,870
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $783,105,850. Net unrealized appreciation aggregated $107,543,329, of which $114,113,619 related to appreciated investment securities and $6,570,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 60% Portfolio

March 31, 2012

1.856870.104

VIPFM-60-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 61.8%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity 130/30 Large Cap Fund	7,142	$ 53,637
Fidelity Air Transportation Portfolio	102,745	3,997,810
Fidelity Automotive Portfolio	330,647	12,713,381
Fidelity Banking Portfolio	4,546,547	86,520,781
Fidelity Biotechnology Portfolio	185,109	19,114,391
Fidelity Blue Chip Growth Fund	16,378	825,139
Fidelity Brokerage & Investment Management Portfolio	426,501	20,783,386
Fidelity Chemicals Portfolio	260,676	29,302,543
Fidelity Commodity Strategy Fund	1,228	10,368
Fidelity Communications Equipment Portfolio	777,342	19,744,499
Fidelity Computers Portfolio (a)	1,395,958	94,255,084
Fidelity Construction & Housing Portfolio	598,228	25,376,811
Fidelity Consumer Discretionary Portfolio	4,280,897	116,311,965
Fidelity Consumer Finance Portfolio	2,414,586	32,355,448
Fidelity Consumer Staples Portfolio	2,624,869	203,086,115
Fidelity Contrafund	8,989	696,982
Fidelity Defense & Aerospace Portfolio	15,598	1,342,951
Fidelity Disciplined Equity Fund	4,530	109,809
Fidelity Dividend Growth Fund	1,015,984	30,581,115
Fidelity Electronics Portfolio	758,655	41,468,098
Fidelity Energy Portfolio	2,611,903	137,542,808
Fidelity Energy Service Portfolio (a)	1,151,211	78,512,586
Fidelity Environmental & Alternative Energy Portfolio	26,991	443,199
Fidelity Equity-Income Fund	8,706	396,548
Fidelity Equity-Income II Fund	4,958	94,506
Fidelity Financial Services Portfolio	1,688,303	101,652,752
Fidelity Fund	1,846	65,649
Fidelity Global Commodity Stock Fund	86,333	1,299,315
Fidelity Gold Portfolio	1,088,342	44,371,691
Fidelity Growth Company Fund	248,691	24,374,167
Fidelity Health Care Portfolio	1,178,884	161,153,415
Fidelity Independence Fund	2,128	54,585
Fidelity Industrial Equipment Portfolio	2,153,489	79,119,169
Fidelity Industrials Portfolio	4,337,610	108,874,005
Fidelity Insurance Portfolio	1,716,185	83,801,332
Fidelity IT Services Portfolio	2,043,704	51,501,346
Fidelity Large Cap Stock Fund	1,726,719	34,240,840
Fidelity Large Cap Value Fund	28,104	319,544
Fidelity Leisure Portfolio	206,741	23,088,834
Fidelity Leveraged Company Stock Fund	4,331	127,345
Fidelity Magellan Fund	2,881	211,098
Fidelity Materials Portfolio	1,903	131,692
Fidelity Medical Delivery Portfolio (a)	351,513	22,412,494
Fidelity Medical Equipment & Systems Portfolio	5,180	149,706
Fidelity Mega Cap Stock Fund	3,039,096	35,223,119
Fidelity Mid Cap Value Fund	5,589	95,627
Fidelity Multimedia Portfolio	565,938	28,268,599
Fidelity Natural Resources Portfolio	6,478	215,837
Fidelity Pharmaceuticals Portfolio	3,365,991	48,739,553

	Shares	Value
Fidelity Real Estate Investment Portfolio	612,749	$ 18,878,786
Fidelity Retailing Portfolio	580,999	35,777,900
Fidelity Small Cap Growth Fund	98,822	1,655,264
Fidelity Small Cap Value Fund	25,096	392,756
Fidelity Software & Computer Services Portfolio	1,125,795	105,205,559
Fidelity Stock Selector All Cap Fund	4,416	122,862
Fidelity Technology Portfolio (a)	1,407,739	148,713,503
Fidelity Telecom and Utilities Fund	887,785	15,474,092
Fidelity Telecommunications Portfolio	1,144,193	53,330,815
Fidelity Transportation Portfolio	186,171	10,004,806
Fidelity Utilities Portfolio	1,058,878	56,597,008
Fidelity Value Fund	4,074	295,451
Spartan 500 Index Fund Investor Class	2,243	112,347
Spartan Total Market Index Fund Investor Class	688,605	28,081,296
VIP Industrials Portfolio Investor Class	76,397	1,252,145
VIP Mid Cap Portfolio Investor Class	5,000	164,649
TOTAL DOMESTIC EQUITY FUNDS		2,281,190,913
International Equity Funds - 15.7%
Fidelity Canada Fund	99,438	5,265,256
Fidelity China Region Fund	8,502	237,120
Fidelity Diversified International Fund	5,266,016	151,345,287
Fidelity Emerging Asia Fund	1,428,279	40,448,873
Fidelity Emerging Markets Fund	144,214	3,328,468
Fidelity International Capital Appreciation Fund	4,571,577	59,613,368
Fidelity International Discovery Fund	5,223,661	161,724,535
Fidelity International Growth Fund	2,253,602	19,899,302
Fidelity International Real Estate Fund	162,432	1,325,448
Fidelity International Small Cap Fund	244,186	4,932,557
Fidelity International Small Cap Opportunities Fund	3,389,182	35,484,734
Fidelity International Value Fund	4,353,143	30,907,316
Fidelity Japan Fund	1,913,917	19,560,234
Fidelity Japan Smaller Companies Fund	1,848,053	16,558,551
Fidelity Nordic Fund	1,182,507	37,036,131
Fidelity Overseas Fund	1,178	36,044
Fidelity Pacific Basin Fund	1,454,004	35,477,701
Spartan International Index Fund Investor Class	4,771,882	157,949,309
TOTAL INTERNATIONAL EQUITY FUNDS		781,130,234
Latin America Stock Funds - 0.1%
Fidelity Latin America Fund	74,430	4,122,655
TOTAL EQUITY FUNDS (Cost $2,639,637,660)		3,066,443,802
Fixed-Income Funds - 36.2%
	Shares	Value
Fixed-Income Funds - 36.2%
Fidelity Floating Rate High Income Fund	11,023,124	$ 108,136,850
Fidelity Focused High Income Fund	3,969,116	36,436,489
Fidelity High Income Fund	9,934,565	89,411,081
Fidelity New Markets Income Fund	1,648,566	27,234,308
Fidelity Real Estate Income Fund	1,005,667	10,941,658
Spartan U.S. Bond Index Fund Investor Class	130,149,296	1,527,952,731
TOTAL FIXED-INCOME FUNDS (Cost $1,742,631,898)		1,800,113,117
Money Market Funds - 2.0%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $99,314,859)	99,314,859	$ 99,314,859
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,481,584,417)		4,965,871,778
NET OTHER ASSETS (LIABILITIES) - 0.0%		(840,160)
NET ASSETS - 100%		$ 4,965,031,618
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $4,483,838,405. Net unrealized appreciation aggregated $482,033,373, of which $533,789,894 related to appreciated investment securities and $51,756,521 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 70% Portfolio

March 31, 2012

1.847120.105

VF70-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 71.7%
	Shares	Value
Domestic Equity Funds - 52.5%
Fidelity 130/30 Large Cap Fund	10,705	$ 80,391
Fidelity Air Transportation Portfolio	25,061	975,110
Fidelity Automotive Portfolio	23,088	887,749
Fidelity Banking Portfolio	612,898	11,663,455
Fidelity Biotechnology Portfolio	39,854	4,115,349
Fidelity Blue Chip Growth Fund	6,097	307,173
Fidelity Brokerage & Investment Management Portfolio	63,927	3,115,165
Fidelity Chemicals Portfolio	41,383	4,651,866
Fidelity Commodity Strategy Fund	1,164	9,827
Fidelity Communications Equipment Portfolio	55,211	1,402,356
Fidelity Computers Portfolio (a)	163,978	11,071,825
Fidelity Construction & Housing Portfolio	100,906	4,280,442
Fidelity Consumer Discretionary Portfolio	421,769	11,459,461
Fidelity Consumer Finance Portfolio	81,111	1,086,891
Fidelity Consumer Staples Portfolio	376,350	29,118,185
Fidelity Contrafund	1,026	79,542
Fidelity Defense & Aerospace Portfolio	3,952	340,237
Fidelity Dividend Growth Fund	118,052	3,553,354
Fidelity Electronics Portfolio	82,749	4,523,079
Fidelity Energy Portfolio	343,005	18,062,643
Fidelity Energy Service Portfolio (a)	123,042	8,391,435
Fidelity Environmental & Alternative Energy Portfolio	23,316	382,846
Fidelity Equity-Income Fund	2,601	118,463
Fidelity Equity-Income II Fund	514	9,791
Fidelity Financial Services Portfolio	210,627	12,681,843
Fidelity Fund	5,392	191,809
Fidelity Gold Portfolio	90,951	3,708,090
Fidelity Growth Company Fund	58,571	5,740,569
Fidelity Health Care Portfolio	54,804	7,491,758
Fidelity Independence Fund	561	14,389
Fidelity Industrial Equipment Portfolio	163,497	6,006,889
Fidelity Industrials Portfolio	563,153	14,135,141
Fidelity Insurance Portfolio	193,361	9,441,808
Fidelity IT Services Portfolio	150,422	3,790,632
Fidelity Large Cap Stock Fund	38,261	758,709
Fidelity Large Cap Value Fund	6,408	72,854
Fidelity Leisure Portfolio	1,421	158,648
Fidelity Leveraged Company Stock Fund	964	28,341
Fidelity Magellan Fund	900	65,938
Fidelity Materials Portfolio	879	60,859
Fidelity Medical Delivery Portfolio (a)	132,524	8,449,704
Fidelity Medical Equipment & Systems Portfolio	33,684	973,471
Fidelity Mega Cap Stock Fund	187,568	2,173,915
Fidelity Mid Cap Value Fund	4,413	75,507
Fidelity Mid-Cap Stock Fund	6,318	191,006
Fidelity Multimedia Portfolio	131,177	6,552,281
Fidelity Nasdaq Composite Index Fund	44,371	1,826,310
Fidelity Natural Resources Portfolio	1,786	59,526

	Shares	Value
Fidelity Pharmaceuticals Portfolio	775,135	$ 11,223,950
Fidelity Real Estate Investment Portfolio	172,178	5,304,820
Fidelity Retailing Portfolio	93,617	5,764,932
Fidelity Small Cap Growth Fund	10,842	181,611
Fidelity Small Cap Stock Fund	8,026	151,296
Fidelity Small Cap Value Fund	11,337	177,430
Fidelity Software & Computer Services Portfolio	136,511	12,756,960
Fidelity Technology Portfolio (a)	238,743	25,220,837
Fidelity Telecom and Utilities Fund	416,622	7,261,714
Fidelity Telecommunications Portfolio	66,788	3,112,997
Fidelity Transportation Portfolio	54,426	2,924,838
Fidelity Utilities Portfolio	82,635	4,416,833
Fidelity Value Discovery Fund	1,624	25,897
Fidelity Value Fund	1,157	83,916
Spartan 500 Index Fund Investor Class	172,350	8,631,289
Spartan Extended Market Index Fund Investor Class	366,982	14,888,443
Spartan Total Market Index Fund Investor Class	322,692	13,159,366
VIP Mid Cap Portfolio Investor Class	18,547	610,748
TOTAL DOMESTIC EQUITY FUNDS		320,234,509
International Equity Funds - 19.2%
Fidelity Canada Fund	16,639	881,051
Fidelity China Region Fund	4,500	125,499
Fidelity Diversified International Fund	236,122	6,786,151
Fidelity Emerging Asia Fund	143,681	4,069,035
Fidelity Emerging Markets Fund	131,117	3,026,177
Fidelity International Capital Appreciation Fund	506,697	6,607,327
Fidelity International Discovery Fund	438,718	13,582,719
Fidelity International Growth Fund	33,670	297,306
Fidelity International Real Estate Fund	21,516	175,573
Fidelity International Small Cap Fund	62,203	1,256,505
Fidelity International Small Cap Opportunities Fund	240,030	2,513,109
Fidelity International Value Fund	574,569	4,079,441
Fidelity Japan Fund	137,578	1,406,047
Fidelity Japan Smaller Companies Fund	272,171	2,438,656
Fidelity Nordic Fund	193,812	6,070,192
Fidelity Overseas Fund	855	26,144
Fidelity Pacific Basin Fund	241,276	5,887,140
Spartan International Index Fund Investor Class	1,759,108	58,226,471
TOTAL INTERNATIONAL EQUITY FUNDS		117,454,543
TOTAL EQUITY FUNDS (Cost $349,127,924)		437,689,052
Fixed-Income Funds - 27.9%
	Shares	Value
Fixed-Income Funds - 27.9%
Fidelity Floating Rate High Income Fund	1,283,793	$ 12,594,009
Fidelity Focused High Income Fund	597,938	5,489,069
Fidelity High Income Fund	1,281,296	11,531,660
Fidelity New Markets Income Fund	239,122	3,950,287
Fidelity Real Estate Income Fund	215,175	2,341,108
Spartan U.S. Bond Index Fund Investor Class	11,442,599	134,336,122
TOTAL FIXED-INCOME FUNDS (Cost $159,609,715)		170,242,255
Money Market Funds - 0.4%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $2,244,660)	2,244,660	$ 2,244,660
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $510,982,299)	610,175,967
NET OTHER ASSETS (LIABILITIES) - 0.0%	(101,027)
NET ASSETS - 100%	$ 610,074,940
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $511,496,008. Net unrealized appreciation aggregated $98,679,959, of which $104,936,212 related to appreciated investment securities and $6,256,253 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 85% Portfolio

March 31, 2012

1.847121.105

VF85-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 86.5%
	Shares	Value
Domestic Equity Funds - 64.1%
Fidelity 130/30 Large Cap Fund	6,357	$ 47,742
Fidelity Air Transportation Portfolio	15,071	586,409
Fidelity Automotive Portfolio	29,289	1,126,171
Fidelity Banking Portfolio	536,981	10,218,748
Fidelity Biotechnology Portfolio	1,910	197,249
Fidelity Blue Chip Growth Fund	2,059	103,727
Fidelity Brokerage & Investment Management Portfolio	22,768	1,109,485
Fidelity Chemicals Portfolio	26,755	3,007,533
Fidelity Commodity Strategy Fund	1,164	9,827
Fidelity Communications Equipment Portfolio	33,031	838,999
Fidelity Computers Portfolio (a)	84,036	5,674,142
Fidelity Construction & Housing Portfolio	54,096	2,294,766
Fidelity Consumer Discretionary Portfolio	307,993	8,368,173
Fidelity Consumer Finance Portfolio	48,858	654,701
Fidelity Consumer Staples Portfolio	193,031	14,934,793
Fidelity Contrafund	891	69,124
Fidelity Defense & Aerospace Portfolio	4,367	375,999
Fidelity Dividend Growth Fund	2,810	84,589
Fidelity Electronics Portfolio	166,953	9,125,670
Fidelity Energy Portfolio	180,283	9,493,703
Fidelity Energy Service Portfolio (a)	74,915	5,109,216
Fidelity Environmental & Alternative Energy Portfolio	14,333	235,352
Fidelity Equity-Income Fund	998	45,466
Fidelity Equity-Income II Fund	1,226	23,372
Fidelity Financial Services Portfolio	73,655	4,434,757
Fidelity Global Commodity Stock Fund	1,782	26,826
Fidelity Gold Portfolio	24,494	998,630
Fidelity Growth Company Fund	12,516	1,226,704
Fidelity Health Care Portfolio	64,980	8,882,762
Fidelity Independence Fund	421	10,802
Fidelity Industrial Equipment Portfolio	71,368	2,622,049
Fidelity Industrials Portfolio	359,680	9,027,964
Fidelity Insurance Portfolio	179,085	8,744,737
Fidelity IT Services Portfolio	186,685	4,704,473
Fidelity Large Cap Stock Fund	7,845	155,560
Fidelity Large Cap Value Fund	9,258	105,263
Fidelity Leisure Portfolio	1,601	178,804
Fidelity Leveraged Company Stock Fund	3,104	91,259
Fidelity Magellan Fund	857	62,771
Fidelity Materials Portfolio	321	22,247
Fidelity Medical Delivery Portfolio (a)	68,485	4,366,624
Fidelity Medical Equipment & Systems Portfolio	8,552	247,161
Fidelity Mega Cap Stock Fund	36,528	423,358
Fidelity Mid Cap Value Fund	4,528	77,474
Fidelity Mid-Cap Stock Fund	2,561	77,423
Fidelity Multimedia Portfolio	68,425	3,417,814
Fidelity Nasdaq Composite Index Fund	892	36,724
Fidelity Natural Resources Portfolio	727	24,228

	Shares	Value
Fidelity Pharmaceuticals Portfolio	505,789	$ 7,323,824
Fidelity Real Estate Investment Portfolio	910	28,039
Fidelity Retailing Portfolio	59,795	3,682,198
Fidelity Small Cap Growth Fund	2,185	36,594
Fidelity Small Cap Stock Fund	3,373	63,581
Fidelity Small Cap Value Fund	10,788	168,829
Fidelity Software & Computer Services Portfolio	50,813	4,748,501
Fidelity Technology Portfolio (a)	80,917	8,548,089
Fidelity Telecom and Utilities Fund	280,648	4,891,702
Fidelity Telecommunications Portfolio	31,098	1,449,500
Fidelity Transportation Portfolio	28,447	1,528,760
Fidelity Utilities Portfolio	20,418	1,091,356
Fidelity Value Discovery Fund	589	9,389
Spartan 500 Index Fund Investor Class	70,765	3,543,909
Spartan Extended Market Index Fund Investor Class	190	7,699
Spartan Total Market Index Fund Investor Class	41,074	1,674,984
VIP Energy Portfolio Investor Class	16,688	334,433
VIP Mid Cap Portfolio Investor Class	2,527	83,214
TOTAL DOMESTIC EQUITY FUNDS		162,915,971
International Equity Funds - 22.4%
Fidelity Canada Fund	5,051	267,457
Fidelity China Region Fund	5,086	141,845
Fidelity Diversified International Fund	277,066	7,962,874
Fidelity Emerging Asia Fund	90,139	2,552,724
Fidelity Emerging Markets Fund	55,368	1,277,888
Fidelity International Capital Appreciation Fund	519,181	6,770,117
Fidelity International Discovery Fund	22,483	696,089
Fidelity International Real Estate Fund	14,529	118,553
Fidelity International Small Cap Fund	8,843	178,621
Fidelity International Small Cap Opportunities Fund	117,547	1,230,721
Fidelity International Value Fund	412,827	2,931,069
Fidelity Japan Fund	8,600	87,890
Fidelity Japan Smaller Companies Fund	145,341	1,302,258
Fidelity Nordic Fund	11,056	346,264
Fidelity Overseas Fund	336	10,289
Fidelity Pacific Basin Fund	244,925	5,976,163
Spartan International Index Fund Investor Class	754,963	24,989,266
TOTAL INTERNATIONAL EQUITY FUNDS		56,840,088
TOTAL EQUITY FUNDS (Cost $178,966,774)		219,756,059
Fixed-Income Funds - 13.4%

Fixed-Income Funds - 13.4%
Fidelity Floating Rate High Income Fund	23,550	231,022
Fidelity Focused High Income Fund	106,842	980,806
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity High Income Fund	550,385	$ 4,953,468
Fidelity New Markets Income Fund	50,627	836,355
Fidelity Real Estate Income Fund	25,470	277,109
Spartan U.S. Bond Index Fund Investor Class	2,292,488	26,913,808
TOTAL FIXED-INCOME FUNDS (Cost $32,500,617)		34,192,568
Money Market Funds - 0.1%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $263,121)	263,121	$ 263,121
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $211,730,512)		254,211,748
NET OTHER ASSETS (LIABILITIES) - 0.0%		(42,704)
NET ASSETS - 100%		$ 254,169,044
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $211,954,058. Net unrealized appreciation aggregated $42,257,690, of which $45,850,716 related to appreciated investment securities and $3,593,026 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

March 31, 2012

1.799863.108

VIPIGB-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 99.3%
Shares	Value
HIGH YIELD FIXED-INCOME FUNDS - 1.9%
Fidelity Specialized High Income Central Fund (d)	602,246	$ 61,874,760
INVESTMENT GRADE FIXED-INCOME FUNDS - 97.4%
Fidelity VIP Investment Grade Central Fund (d)	29,222,502	3,142,880,106
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,079,856,316)		3,204,754,866
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Advanta Business Card Master Trust Series 2007-D1 Class D, 1.5863% 1/22/13 (b)(c)	$ 1,800,000	27,000
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (e)	1,525,000	99,125
Series 2007-1 Class AIO, 7.27% 4/25/12 (e)	9,280,000	55,680
Series 2007-2 Class AIO, 6.7% 7/25/12 (e)	6,174,535	105,391
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (b)	180,261	0
TOTAL ASSET-BACKED SECURITIES (Cost $243,743)		287,196
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9718% 11/25/35 (c)	9,448,908	5,555,953
Class 2A3, 1.6818% 11/25/35 (c)	2,201,916	1,309,683
Series 2005-56 Class 5A1, 0.5618% 11/25/35 (c)	2,847,562	1,581,441
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4818% 4/25/36 (c)	4,732,693	2,491,609
Series 2006-5 Class A1A, 0.4318% 7/25/36 (c)	3,595,907	1,723,003

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4518% 5/25/47 (c)	$ 552,044	$ 339,390
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4118% 2/25/37 (c)	1,514,050	1,024,935
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4318% 7/25/46 (c)	7,411,658	3,938,967
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.616% 3/25/35 (c)	931,756	300,794
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,350,152)		18,265,775
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 0.14% (a) (Cost $7,332,735)	7,332,735	7,332,735
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,107,782,946)		3,230,640,572
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,259,644)
NET ASSETS - 100%		$ 3,228,380,928
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,000 or 0.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,973
Fidelity Specialized High Income Central Fund	990,878
Fidelity VIP Investment Grade Central Fund	23,448,457
Total	$ 24,454,308
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 59,381,175	$ 990,878	$ -	$ 61,874,760	13.9%
Fidelity VIP Investment Grade Central Fund	2,865,802,940	281,125,870	-	3,142,880,106	77.1%
Total	$ 2,925,184,115	$ 282,116,748	$ -	$ 3,204,754,866
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Asset-Backed Securities	$ 287,196	$ -	$ 260,196	$ 27,000
Collateralized Mortgage Obligations	18,265,775	-	17,964,981	300,794
Fixed-Income Funds	3,204,754,866	3,204,754,866	-	-
Money Market Funds	7,332,735	7,332,735	-	-
Total Investments in Securities:	$ 3,230,640,572	$ 3,212,087,601	$ 18,225,177	$ 327,794
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 400,804
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(51,390)
Cost of Purchases	-
Proceeds of Sales	(15,180)
Amortization/Accretion	(6,440)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 327,794
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ (51,390)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $3,053,164,919. Net unrealized appreciation aggregated $177,475,653, of which $182,468,473 related to appreciated investment securities and $4,992,820 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.

For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2005 Portfolio

March 31, 2012

1.830286.106

VIPIFF2005-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.0%
	Shares	Value
Domestic Equity Funds - 28.0%
VIP Contrafund Portfolio Investor Class	17,362	$ 454,021
VIP Equity-Income Portfolio Investor Class	26,435	529,764
VIP Growth & Income Portfolio Investor Class	37,196	530,043
VIP Growth Portfolio Investor Class	12,338	528,803
VIP Mid Cap Portfolio Investor Class	5,769	189,988
VIP Value Portfolio Investor Class	38,017	455,819
VIP Value Strategies Portfolio Investor Class	18,879	190,116
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,119,544)		2,878,554
International Equity Funds - 10.2%

Developed International Equity Funds - 7.8%
VIP Overseas Portfolio Investor Class R	51,302	801,853
Emerging Markets Equity Funds - 2.4%
VIP Emerging Markets Portfolio Investor Class R	27,700	240,440
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,255,175)		1,042,293
Bond Funds - 34.8%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	90,489	$ 512,167
Investment Grade Bond Funds - 29.8%
VIP Investment Grade Bond Portfolio Investor Class	236,289	3,062,305
TOTAL BOND FUNDS (Cost $3,473,957)		3,574,472
Short-Term Funds - 27.0%

VIP Money Market Portfolio Investor Class (Cost $2,776,545)	2,776,545	2,776,545
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,625,221)	10,271,864
NET OTHER ASSETS (LIABILITIES) - 0.0%	8
NET ASSETS - 100%	$ 10,271,872
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $10,706,135. Net unrealized depreciation aggregated $434,271, of which $278,944 related to appreciated investment securities and $713,215 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2010 Portfolio

March 31, 2012

1.830287.106

VIPIFF2010-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.0%
	Shares	Value
Domestic Equity Funds - 36.0%
VIP Contrafund Portfolio Investor Class	120,278	$ 3,145,261
VIP Equity-Income Portfolio Investor Class	183,511	3,677,555
VIP Growth & Income Portfolio Investor Class	258,211	3,679,508
VIP Growth Portfolio Investor Class	85,654	3,671,138
VIP Mid Cap Portfolio Investor Class	40,017	1,317,744
VIP Value Portfolio Investor Class	263,343	3,157,485
VIP Value Strategies Portfolio Investor Class	130,943	1,318,596
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,960,979)		19,967,287
International Equity Funds - 13.1%

Developed International Equity Funds - 10.1%
VIP Overseas Portfolio Investor Class R	355,969	5,563,792
Emerging Markets Equity Funds - 3.0%
VIP Emerging Markets Portfolio Investor Class R	192,090	1,667,337
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,982,723)		7,231,129
Bond Funds - 39.4%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	487,402	$ 2,758,695
Investment Grade Bond Funds - 34.4%
VIP Investment Grade Bond Portfolio Investor Class	1,469,492	19,044,612
TOTAL BOND FUNDS (Cost $21,536,754)		21,803,307
Short-Term Funds - 11.5%

VIP Money Market Portfolio Investor Class (Cost $6,383,960)	6,383,960	6,383,960
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $58,864,416)	55,385,683
NET OTHER ASSETS (LIABILITIES) - 0.0%	31
NET ASSETS - 100%	$ 55,385,714
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $59,213,023. Net unrealized depreciation aggregated $3,827,340, of which $1,354,189 related to appreciated investment securities and $5,181,529 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2015 Portfolio

March 31, 2012

1.830290.106

VIPIFF2015-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.1%
	Shares	Value
Domestic Equity Funds - 37.1%
VIP Contrafund Portfolio Investor Class	165,663	$ 4,332,090
VIP Equity-Income Portfolio Investor Class	252,449	5,059,084
VIP Growth & Income Portfolio Investor Class	355,211	5,061,763
VIP Growth Portfolio Investor Class	117,833	5,050,308
VIP Mid Cap Portfolio Investor Class	55,089	1,814,067
VIP Value Portfolio Investor Class	362,708	4,348,871
VIP Value Strategies Portfolio Investor Class	180,260	1,815,218
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,087,954)		27,481,401
International Equity Funds - 13.4%

Developed International Equity Funds - 10.3%
VIP Overseas Portfolio Investor Class R	490,211	7,661,996
Emerging Markets Equity Funds - 3.1%
VIP Emerging Markets Portfolio Investor Class R	264,558	2,296,362
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,783,640)		9,958,358
Bond Funds - 39.7%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	654,342	$ 3,703,577
Investment Grade Bond Funds - 34.7%
VIP Investment Grade Bond Portfolio Investor Class	1,983,136	25,701,437
TOTAL BOND FUNDS (Cost $28,914,078)		29,405,014
Short-Term Funds - 9.8%

VIP Money Market Portfolio Investor Class (Cost $7,225,499)	7,225,499	7,225,499
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $77,011,171)	74,070,272
NET OTHER ASSETS (LIABILITIES) - 0.0%	27
NET ASSETS - 100%	$ 74,070,299
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $77,427,205. Net unrealized depreciation aggregated $3,356,933, of which $2,394,674 related to appreciated investment securities and $5,751,607 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2020 Portfolio

March 31, 2012

1.830296.106

VIPIFF2020-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.0%
	Shares	Value
Domestic Equity Funds - 42.0%
VIP Contrafund Portfolio Investor Class	285,863	$ 7,475,314
VIP Equity-Income Portfolio Investor Class	435,147	8,720,340
VIP Growth & Income Portfolio Investor Class	612,280	8,724,985
VIP Growth Portfolio Investor Class	203,106	8,705,114
VIP Mid Cap Portfolio Investor Class	94,842	3,123,136
VIP Value Portfolio Investor Class	625,887	7,504,386
VIP Value Strategies Portfolio Investor Class	310,344	3,125,166
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,663,731)		47,378,441
International Equity Funds - 15.2%

Developed International Equity Funds - 11.7%
VIP Overseas Portfolio Investor Class R	845,540	13,215,783
Emerging Markets Equity Funds - 3.5%
VIP Emerging Markets Portfolio Investor Class R	456,070	3,958,690
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,070,909)		17,174,473
Bond Funds - 37.2%
	Shares	Value
High Yield Bond Funds - 6.0%
VIP High Income Portfolio Investor Class	1,206,138	$ 6,826,742
Investment Grade Bond Funds - 31.2%
VIP Investment Grade Bond Portfolio Investor Class	2,712,938	35,159,681
TOTAL BOND FUNDS (Cost $41,620,350)		41,986,423
Short-Term Funds - 5.6%

VIP Money Market Portfolio Investor Class (Cost $6,254,507)	6,254,507	6,254,507
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $117,609,497)	112,793,844
NET OTHER ASSETS (LIABILITIES) - 0.0%	54
NET ASSETS - 100%	$ 112,793,898
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $118,305,136. Net unrealized depreciation aggregated $5,511,292, of which $3,962,992 related to appreciated investment securities and $9,474,284 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2025 Portfolio

March 31, 2012

1.830297.106

VIPIFF2025-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.2%
	Shares	Value
Domestic Equity Funds - 50.2%
VIP Contrafund Portfolio Investor Class	176,343	$ 4,611,379
VIP Equity-Income Portfolio Investor Class	268,649	5,383,722
VIP Growth & Income Portfolio Investor Class	378,009	5,386,631
VIP Growth Portfolio Investor Class	125,398	5,374,557
VIP Mid Cap Portfolio Investor Class	58,454	1,924,891
VIP Value Portfolio Investor Class	386,082	4,629,128
VIP Value Strategies Portfolio Investor Class	191,272	1,926,108
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,662,814)		29,236,416
International Equity Funds - 18.2%

Developed International Equity Funds - 14.0%
VIP Overseas Portfolio Investor Class R	521,713	8,154,368
Emerging Markets Equity Funds - 4.2%
VIP Emerging Markets Portfolio Investor Class R	281,455	2,443,029
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,553,215)		10,597,397
Bond Funds - 31.2%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class	762,906	$ 4,318,048
Investment Grade Bond Funds - 23.8%
VIP Investment Grade Bond Portfolio Investor Class	1,067,474	13,834,465
TOTAL BOND FUNDS (Cost $17,954,398)		18,152,513
Short-Term Funds - 0.4%

VIP Money Market Portfolio Investor Class (Cost $213,792)	213,792	213,792
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $57,384,219)	58,200,118
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100%	$ 58,200,120
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $57,754,535. Net unrealized appreciation aggregated $445,583, of which $4,385,494 related to appreciated investment securities and $3,939,911 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2030 Portfolio

March 31, 2012

1.830291.106

VIPIFF2030-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.5%
	Shares	Value
Domestic Equity Funds - 52.5%
VIP Contrafund Portfolio Investor Class	191,678	$ 5,012,384
VIP Equity-Income Portfolio Investor Class	292,037	5,852,412
VIP Growth & Income Portfolio Investor Class	410,914	5,855,527
VIP Growth Portfolio Investor Class	136,313	5,842,380
VIP Mid Cap Portfolio Investor Class	63,534	2,092,174
VIP Value Portfolio Investor Class	419,655	5,031,666
VIP Value Strategies Portfolio Investor Class	207,894	2,093,489
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,120,065)		31,780,032
International Equity Funds - 19.0%

Developed International Equity Funds - 14.6%
VIP Overseas Portfolio Investor Class R	567,120	8,864,083
Emerging Markets Equity Funds - 4.4%
VIP Emerging Markets Portfolio Investor Class R	305,886	2,655,091
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,053,523)		11,519,174
Bond Funds - 28.5%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	797,422	$ 4,513,408
Investment Grade Bond Funds - 21.0%
VIP Investment Grade Bond Portfolio Investor Class	980,609	12,708,689
TOTAL BOND FUNDS (Cost $17,198,466)		17,222,097
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $62,372,054)		60,521,303
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 60,521,301
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $62,743,777. Net unrealized depreciation aggregated $2,222,474, of which $3,017,817 related to appreciated investment securities and $5,240,291 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom Income Portfolio

March 31, 2012

1.830283.106

VIPIFFINC-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.7%
	Shares	Value
Domestic Equity Funds - 14.7%
VIP Contrafund Portfolio Investor Class	28,579	$ 747,329
VIP Equity-Income Portfolio Investor Class	43,545	872,635
VIP Growth & Income Portfolio Investor Class	61,270	873,101
VIP Growth Portfolio Investor Class	20,324	871,091
VIP Mid Cap Portfolio Investor Class	9,438	310,791
VIP Value Portfolio Investor Class	62,575	750,269
VIP Value Strategies Portfolio Investor Class	30,883	310,989
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,598,509)		4,736,205
International Equity Funds - 5.4%

Developed International Equity Funds - 4.2%
VIP Overseas Portfolio Investor Class R	85,786	1,340,831
Emerging Markets Equity Funds - 1.2%
VIP Emerging Markets Portfolio Investor Class R	46,221	401,201
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,571,029)		1,742,032
Bond Funds - 40.0%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	283,725	$ 1,605,883
Investment Grade Bond Funds - 35.0%
VIP Investment Grade Bond Portfolio Investor Class	867,594	11,244,012
TOTAL BOND FUNDS (Cost $12,546,312)		12,849,895
Short-Term Funds - 39.9%

VIP Money Market Portfolio Investor Class (Cost $12,826,016)	12,826,015	12,826,016
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $31,541,866)	32,154,148
NET OTHER ASSETS (LIABILITIES) - 0.0%	95
NET ASSETS - 100%	$ 32,154,243
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $31,676,300. Net unrealized appreciation aggregated $477,848, of which $1,141,278 related to appreciated investment securities and $663,430 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

March 31, 2012

1.814641.107

VIPMM-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 37.5%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
4/30/12 to 5/3/12	0.25 to 0.35%	$ 7,000,000	$ 7,000,000
London Branch, Eurodollar, Foreign Banks - 9.8%
ABN AMRO Bank NV
4/16/12	0.25	22,000,000	22,000,000
Australia & New Zealand Banking Group Ltd.
6/6/12	0.61	4,000,000	4,000,000
Commonwealth Bank of Australia
8/8/12	0.40	9,000,000	9,000,000
HSBC Bank PLC
5/3/12 to 5/31/12	0.50 to 0.51	20,000,000	20,000,000
ING Bank NV
5/14/12 to 6/1/12	0.37 to 0.40	44,000,000	44,000,000
Mitsubishi UFJ Trust & Banking Corp.
4/12/12 to 5/3/12	0.51 to 0.59	30,000,000	30,000,060
National Australia Bank Ltd.
4/5/12 to 9/10/12	0.40 to 0.52	85,000,000	85,000,000
			214,000,060
New York Branch, Yankee Dollar, Foreign Banks - 27.4%
Bank of Montreal Chicago CD Program
9/26/12 to 4/5/13	0.39 to 0.76 (c)	48,000,000	48,008,660
Bank of Nova Scotia
7/5/12 to 4/11/13	0.31 to 0.77 (c)	93,000,000	93,010,973
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/5/12 to 9/21/12	0.50 (c)	26,000,000	26,000,000
Canadian Imperial Bank of Commerce
10/1/12	0.50	22,000,000	22,000,000
Canadian Imperial Bank of Commerce New York Branch
9/24/12 to 4/19/13	0.41 to 0.78 (c)	56,000,000	56,008,509
Mitsubishi UFJ Trust & Banking Corp.
4/10/12 to 5/11/12	0.48 to 0.55	31,000,000	31,000,000
Mizuho Corporate Bank Ltd.
5/14/12 to 7/3/12	0.40	52,000,000	52,000,000
National Bank Canada
7/6/12 to 2/4/13	0.35 to 0.64 (c)	22,000,000	22,000,000
Nordea Bank Finland PLC
6/15/12	0.35	2,000,000	2,000,042
Rabobank Nederland New York Branch
4/2/12 to 6/14/12	0.29 to 0.50 (c)	59,000,000	59,000,000
Royal Bank of Canada
4/1/13	0.94 (c)	27,000,000	27,000,000
Societe Generale
4/4/12	0.35	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp.
4/2/12 to 7/3/12	0.38 to 0.55 (c)	99,000,000	99,000,000
Sumitomo Trust & Banking Co. Ltd.
5/8/12 to 5/21/12	0.46 to 0.50	16,000,000	16,000,000

	Yield (a)	Principal Amount	Value
Toronto-Dominion Bank
11/7/12 to 2/4/13	0.44 to 0.54% (c)	$ 22,000,000	$ 22,000,000
Toronto-Dominion Bank New York Branch
11/14/12	0.62	18,000,000	18,000,000
			600,028,184
TOTAL CERTIFICATES OF DEPOSIT			821,028,244
Commercial Paper - 25.4%

Amsterdam Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
4/4/12 to 4/16/12	0.27 to 0.28 (b)	23,000,000	22,997,858
ASB Finance Ltd. (London)
4/11/12 to 5/22/12	0.58 to 0.68	27,000,000	26,977,134
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
5/11/12	0.48	5,000,000	4,997,333
Barclays Bank PLC
4/2/12 to 5/2/12	0.74 to 0.77 (b)	24,000,000	24,000,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
5/2/12 to 5/21/12	0.37 to 0.38	4,000,000	3,998,098
Barclays U.S. Funding Corp.
4/16/12	0.31	15,000,000	14,998,063
BNP Paribas Finance, Inc.
5/2/12	0.37	22,000,000	21,992,991
BP Capital Markets PLC
6/8/12	0.25	4,000,000	3,998,111
Caisse d'Amort de la Dette Sociale
5/25/12	0.54 (b)(c)	7,000,000	6,999,888
Ciesco LP (Citibank NA Guaranteed)
4/26/12	0.27	5,000,000	4,999,063
Citigroup Funding, Inc.
4/2/12 to 4/30/12	0.50	59,000,000	58,990,153
Commonwealth Bank of Australia
5/3/12 to 6/15/12	0.50 to 0.62	22,000,000	21,981,524
Credit Suisse New York Branch
6/11/12	0.30	22,000,000	21,986,983
Danske Corp.
4/2/12 to 4/4/12	0.30	16,000,000	15,999,725
Devon Energy Corp.
4/30/12	0.44 (c)	10,000,000	10,000,000
DNB Bank ASA
6/11/12 to 6/29/12	0.30 to 0.40	11,000,000	10,991,903
Ecolab, Inc.
4/30/12	0.52 (c)	7,000,000	7,000,000
Govco, Inc. (Liquidity Facility Citibank NA)
4/2/12 to 5/7/12	0.27 to 0.34	35,000,000	34,997,978
Commercial Paper - continued
	Yield (a)	Principal Amount	Value
JPMorgan Chase & Co.
8/1/12 to 9/12/12	0.29 to 0.30% (c)	$ 37,000,000	$ 36,976,992
Landesbank Hessen-Thuringen
4/19/12	0.30	5,000,000	4,999,250
Mitsubishi UFJ Trust & Banking Corp.
5/2/12 to 5/3/12	0.40 to 0.46	3,000,000	2,998,838
Nationwide Building Society
4/5/12 to 4/9/12	0.44	3,000,000	2,999,804
PNC Bank NA
4/23/12	0.20	9,000,000	8,998,900
Rabobank USA Financial Corp.
6/6/12	0.37	4,000,000	3,997,287
Sempra Global
4/20/12 to 4/27/12	0.42 to 0.45	3,000,000	2,999,128
Skandinaviska Enskilda Banken AB
5/7/12 to 5/16/12	0.40	21,000,000	20,990,989
Societe Generale North America, Inc.
4/4/12	0.35	6,000,000	5,999,825
Svenska Handelsbanken, Inc.
4/3/12 to 6/15/12	0.32 to 0.52	12,000,000	11,999,016
Swedbank AB
4/30/12 to 5/22/12	0.43 to 0.55	20,000,000	19,989,061
Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43	1,000,000	998,831
UBS Finance, Inc.
4/23/12 to 6/4/12	0.36 to 0.54	72,000,000	71,965,827
Virginia Electric & Power Co.
4/2/12 to 4/16/12	0.40	4,000,000	3,999,644
Westpac Banking Corp.
4/5/12 to 4/10/12	0.60 (c)	24,000,000	24,000,000
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
4/4/12 to 4/17/12	0.27 to 0.28 (b)	14,000,000	13,998,803
TOTAL COMMERCIAL PAPER			555,819,000
Federal Agencies - 1.3%

Federal Home Loan Bank - 1.3%
4/18/12 to 11/28/12	0.15 to 0.41	27,666,667	27,663,292
U.S. Treasury Obligations - 8.8%
	Yield (a)	Principal Amount	Value

U.S. Treasury Bills - 1.7%
8/9/12 to 3/7/13	0.10 to 0.17%	$ 38,000,000	$ 37,969,976
U.S. Treasury Notes - 7.1%
6/30/12 to 3/15/13	0.11 to 0.21	152,880,000	154,078,579
TOTAL U.S. TREASURY OBLIGATIONS			192,048,555
Medium-Term Notes - 6.9%

Metropolitan Life Insurance Co.
6/28/12	0.91 (c)(f)	10,000,000	10,000,000
Royal Bank of Canada
4/1/13 to 4/15/13	0.63 to 0.70 (b)(c)	50,000,000	50,000,000
4/5/13	0.58 (c)	21,000,000	20,994,920
Westpac Banking Corp.
4/2/12 to 6/14/12	0.34 to 0.68 (b)(c)	71,000,000	71,000,000
TOTAL MEDIUM-TERM NOTES			151,994,920
Asset-Backed Securities - 0.0%

Huntington Auto Trust 2011-1
9/17/12	0.36 (b)	572,670	572,670
Municipal Securities - 6.6%

ABAG Fin. Auth. for Nonprofit Corps. Rev. (Valley Christian Schools Proj.) Series 2003, LOC Bank of America NA, VRDN
4/6/12	0.25 (c)	6,980,000	6,980,000
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, LOC Citibank NA, VRDN
4/6/12	0.20 (c)	15,600,000	15,600,000
California Gen. Oblig. Series 2003 C1, LOC Bank of America NA, VRDN
4/6/12	0.19 (c)	6,200,000	6,200,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, LOC Bank of America NA, VRDN
4/6/12	0.25 (c)	9,700,000	9,700,000
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 E, LOC Bank of America NA, VRDN
4/6/12	0.20 (c)	5,650,000	5,650,000
Clark County Fuel Tax Participating VRDN Series BA 08 1171 (Liquidity Facility Bank of America NA)
4/6/12	0.25 (c)(e)	11,135,000	11,135,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/6/12	0.17 (c)(d)	10,000,000	10,000,000
Municipal Securities - continued
	Yield (a)	Principal Amount	Value
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, VRDN
4/2/12	0.32% (c)(d)	$ 1,900,000	$ 1,900,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, LOC U.S. Bank NA, Cincinnati, VRDN
4/6/12	0.19 (c)	6,700,000	6,700,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC U.S. Bank NA, Cincinnati, VRDN
4/6/12	0.16 (c)	10,000,000	10,000,000
Houston Util. Sys. Rev. Series 2004 B1, LOC Bank of America NA, VRDN
4/6/12	0.29 (c)	1,400,000	1,400,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, LOC Royal Bank of Scotland PLC, VRDN
4/6/12	0.23 (c)	7,200,000	7,200,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.19 (c)	8,075,000	8,075,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A tender CP mode
4/10/12	0.45 (d)	5,000,000	5,000,000
New York City Gen. Oblig. Series 2004 A6, LOC Mizuho Corporate Bank Ltd., VRDN
4/6/12	0.17 (c)	14,475,000	14,475,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.20 (c)(d)	9,000,000	9,000,000
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, LOC Bank of America NA, VRDN
4/6/12	0.33 (c)	1,100,000	1,100,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
4/6/12	0.15 (c)(d)	13,000,000	13,000,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, LOC Branch Banking & Trust Co., VRDN
4/6/12	0.19 (c)	2,250,000	2,250,000
TOTAL MUNICIPAL SECURITIES			145,365,000
Repurchase Agreements - 14.0%
	Maturity Amount
In a joint trading account at 0.19% dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) #	986,016	986,000
With:
Barclays Capital, Inc. at:
0.2%, dated 3/22/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $7,140,437, 3.5%, 3/1/32)	7,003,500	7,000,000

	Maturity Amount	Value
0.37%, dated 3/27/12 due 4/3/12 (Collateralized by Equity Securities valued at $3,240,495)	$ 3,000,216	$ 3,000,000
Credit Suisse Securities (USA) LLC at:
0.25%, dated 3/27/12 due 4/3/12 (Collateralized by U.S. Government Obligations valued at $4,120,118, 0% - 5%, 6/1/31 - 3/25/42)	4,000,194	4,000,000
0.32%, dated 3/28/12 due 4/4/12 (Collateralized by Equity Securities valued at $16,200,902)	15,000,933	15,000,000
0.88%, dated 1/19/12 due 4/3/12 (Collateralized by Corporate Obligations valued at $2,165,292, 0.39% - 0.47%, 8/25/36 - 6/25/47)	2,003,667	2,000,000
0.94%, dated:
2/17/12 due 5/17/12 (Collateralized by Corporate Obligations valued at $4,328,020, 0.43% - 0.47%, 2/25/36 - 6/25/47)	4,009,400	4,000,000
2/21/12 due 5/22/12 (Collateralized by Corporate Obligations valued at $4,323,655, 0% - 6%, 5/25/34 - 6/25/47)	4,009,504	4,000,000
2/24/12 due 5/25/12 (Collateralized by Corporate Obligations valued at $2,164,117, 0.39% - 5.11%, 8/25/36 - 6/25/47)	2,004,752	2,000,000
0.95%, dated 2/10/12 due 5/10/12 (Collateralized by Corporate Obligations valued at $2,164,956, 0.39% - 5.11%, 8/25/36 - 6/25/47)	2,004,750	2,000,000
0.97%, dated 2/1/12 due 5/1/12 (Collateralized by Corporate Obligations valued at $3,153,889, 2.38%, 4/15/15)	3,007,275	3,000,000
0.98%, dated 1/12/12 due 4/12/12 (Collateralized by Corporate Obligations valued at $2,166,142, 0.39% - 0.47%, 5/25/37 - 6/25/2047)	2,004,954	2,000,000
1%, dated:
1/19/12 due 4/18/12 (Collateralized by Corporate Obligations valued at $6,497,973, 0.34% - 5.22%, 12/25/31 - 1/25/42)	6,015,000	6,000,000
1/23/12 due 4/24/12 (Collateralized by Corporate Obligations valued at $8,656,811, 0.43% - 5.34%, 5/25/36 - 9/25/47)	8,020,444	8,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
0.28%, dated 3/30/12 due 4/2/12 (Collateralized by Equity Securities valued at $36,720,858)	$ 34,000,793	$ 34,000,000
0.5%, dated 3/30/12 due 4/2/12 (Collateralized by Corporate Obligations valued at $68,202,254, 1% - 7.5%, 12/1/13 - 3/15/18)	64,002,667	64,000,000
ING Financial Markets LLC at:
0.17%, dated 3/2/12 due 4/2/12 (Collateralized by U.S. Government Obligations valued at $4,124,696, 2% - 6%, 2/15/26 - 12/25/41)	4,000,586	4,000,000
0.34%, dated:
3/15/12 due 4/6/12 (Collateralized by Corporate Obligations valued at $1,050,202, 5.7% - 6.9%, 9/14/17 - 5/29/67)	1,000,302	1,000,000
3/22/12 due 4/6/12 (Collateralized by Corporate Obligations valued at $1,052,132, 5.7%, 9/14/17)	1,000,302	1,000,000
J.P. Morgan Clearing Corp. at:
0.74%, dated 1/23/12 due 4/23/12 (Collateralized by Equity Securities valued at $10,869,796)	10,018,706	10,000,000
0.75%, dated 10/24/11 due 4/23/12 (Collateralized by Equity Securities valued at $5,452,806)	5,018,958	5,000,000
1.05%, dated 1/23/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $10,892,338, 3.25%, 8/15/37)	10,053,083	10,000,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 3/30/12 due 4/2/12 (Collateralized by Corporate Obligations valued at $38,855,922, 0.87% - 6.13%, 10/31/12 - 2/15/42)	37,000,833	37,000,000
0.49%, dated 3/19/12 due 4/6/12 (Collateralized by Mortgage Loan Obligations valued at $5,400,842, 0% - 1.20%, 7/15/31 - 12/25/37)	5,002,110	5,000,000

	Maturity Amount	Value
0.95%, dated 3/26/12 due 9/21/12 (Collateralized by Mortgage Loan Obligations valued at $4,321,563, 0% - 0.51%, 8/25/34 - 12/25/37)	$ 4,018,894	$ 4,000,000
Mizuho Securities USA, Inc. at 0.43%, dated 3/22/12 due 4/6/12 (Collateralized by Corporate Obligations valued at $3,151,179, 0% - 3.75%, 4/15/12 - 1/22/21)	3,001,147	3,000,000
RBC Capital Markets Co. at:
0.29%, dated 3/28/12 due 4/4/12 (Collateralized by U.S. Government Obligations valued at $2,087,195, 5.88%, 3/15/38)	2,000,113	2,000,000
0.7%, dated 1/4/12 due 4/4/12 (Collateralized by Mortgage Loan Obligations valued at $2,167,432, 0.45% - 6%, 8/25/36 - 5/20/46)	2,003,539	2,000,000
RBC Capital Markets Corp. at 0.18%, dated 3/12/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $5,184,702, 2.5% - 4.5%, 11/15/26 - 3/1/42)	5,000,950	5,000,000
RBS Securities, Inc. at:
0.6%, dated 3/28/12 due 4/4/12 (Collateralized by U.S. Government Obligations valued at $21,631,301, 0.64% - 6.41%, 2/15/21 - 11/15/41)	21,002,450	21,000,000
0.64%, dated 3/14/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $5,152,976, 0.64%, 2/25/42)	5,002,578	5,000,000
0.8%, dated 3/19/12 due 4/18/12 (Collateralized by U.S. Government Obligations valued at $10,303,021, 0.64%, 11/15/41)	10,006,667	10,000,000
Royal Bank of Scotland PLC at:
0.6%, dated 3/28/12 due 4/4/12 (Collateralized by U.S. Treasury Obligations valued at $8,161,267, 5%, 11/1/24)	8,000,933	8,000,000
0.64%, dated 3/14/12 due 4/6/12 (Collateralized by U.S. Government Obligations valued at $5,102,591 4%, 8/1/24)	5,002,578	5,000,000
UBS Securities LLC at:
0.59%, dated 2/21/12 due 4/6/12 (Collateralized by Corporate Obligations valued at $2,101,583, 5.50%, 4/15/29)	2,002,950	2,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
UBS Securities LLC at:
0.66%, dated 1/24/12 due 4/6/12 (Collateralized by Corporate Obligations valued at $2,162,733, 8.63%, 5/1/16)	$ 2,003,300	$ 2,000,000
0.71%, dated 1/9/12 due 4/6/12 (Collateralized by Corporate Obligations valued at $3,245,580, 4%, 5/15/14)	3,005,384	3,000,000
TOTAL REPURCHASE AGREEMENTS		305,986,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,200,477,681)		2,200,477,681
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(10,835,541)
NET ASSETS - 100%		$ 2,189,642,140
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $189,569,219 or 8.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.91%, 6/28/12	3/26/02	$ 10,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$986,000 due 4/02/12 at 0.19%
Bank of America NA	$ 296,549
Credit Agricole CIB New York Branch	81,112
J.P. Morgan Securities, Inc.	40,556
Mizuho Securities USA, Inc.	486,671
Societe Generale	81,112
$ 986,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2012, the cost of investment securities for income tax purposes was $2,200,477,681.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

March 31, 2012

1.799886.108

VIPSI-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 38.8%
		Principal Amount (d)	Value
Convertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 671,000	$ 1,172,573
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		170,000	171,700
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.:
2.5% 5/15/37		1,310,000	1,209,654
2.5% 5/15/37		370,000	335,313
			1,544,967
TOTAL ENERGY			1,716,667
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		520,000	511,550
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		300,000	288,000
TOTAL CONVERTIBLE BONDS			3,688,790
Nonconvertible Bonds - 38.4%
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.6%
Affinia Group, Inc.:
9% 11/30/14		360,000	363,600
10.75% 8/15/16 (f)		149,000	161,665
Cooper Standard Auto, Inc. 8.5% 5/1/18		145,000	155,875
Dana Holding Corp.:
6.5% 2/15/19		345,000	365,700
6.75% 2/15/21		1,230,000	1,303,800
Delphi Corp.:
5.875% 5/15/19 (f)		450,000	473,625
6.125% 5/15/21 (f)		415,000	439,900
Exide Technologies 8.625% 2/1/18		1,190,000	993,650
International Automotive Components Group SA 9.125% 6/1/18 (f)		495,000	425,700
Lear Corp. 7.875% 3/15/18		50,000	54,375
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		180,000	208,350
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	212,250

		Principal Amount (d)	Value
Tenneco, Inc.:
6.875% 12/15/20		$ 545,000	$ 580,425
7.75% 8/15/18		125,000	134,063
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		414,000	440,910
			6,313,888
Automobiles - 0.2%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		210,000	223,923
Ford Motor Co. 7.45% 7/16/31		1,183,000	1,446,218
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	4,636
7.125% 7/15/13 (c)		140,000	938
7.2% 1/15/11 (c)		350,000	2,345
7.4% 9/1/25 (c)		45,000	302
7.7% 4/15/16 (c)		531,000	3,558
8.25% 7/15/23 (c)		415,000	2,781
8.375% 7/15/33 (c)		605,000	4,054
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		390,000	423,150
			2,111,905
Diversified Consumer Services - 0.0%
ServiceMaster Co. 8% 2/15/20 (f)		290,000	310,300
Hotels, Restaurants & Leisure - 1.1%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	750,000	427,175
Caesars Operating Escrow LLC / Caesars Escrow Corp. 8.5% 2/15/20 (f)		2,070,000	2,101,050
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		150,000	158,625
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		355,000	387,838
Landry's Restaurants, Inc. 11.625% 12/1/15		195,000	216,938
MCE Finance Ltd. 10.25% 5/15/18		620,000	697,500
MGM Mirage, Inc. 10.375% 5/15/14		100,000	113,750
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		125,000	91,250
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		1,211,025	1,186,805
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		240,000	263,400
NCL Corp. Ltd. 9.5% 11/15/18		125,000	134,375
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	103,750
Roadhouse Financing, Inc. 10.75% 10/15/17		130,000	126,100
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (f)		60,000	60,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		$ 100,000	$ 72,250
Station Casinos LLC 3.65% 6/18/18 (e)(f)		2,035,000	1,399,063
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		50,000	53,000
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		767,000	833,531
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		48,902	18,583
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22 (f)		1,440,000	1,404,000
7.75% 8/15/20		1,890,000	2,064,825
			11,914,408
Household Durables - 0.9%
Jarden Corp. 6.125% 11/15/22		280,000	293,300
KB Home 8% 3/15/20		145,000	142,100
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	535,925
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		565,000	580,538
7.125% 4/15/19 (f)		1,185,000	1,235,363
7.875% 8/15/19 (f)		670,000	716,900
8.25% 2/15/21 (f)		1,955,000	1,832,813
9% 5/15/18 (f)		45,000	44,663
9% 4/15/19 (f)		2,275,000	2,235,188
9.875% 8/15/19 (f)		1,095,000	1,116,900
9.875% 8/15/19 (f)		345,000	351,900
Sealy Mattress Co. 10.875% 4/15/16 (f)		94,000	101,990
Standard Pacific Corp.:
8.375% 5/15/18		220,000	233,750
8.375% 1/15/21		420,000	437,850
Toll Brothers Finance Corp. 5.875% 2/15/22		515,000	526,588
			10,385,768
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		645,000	725,625

		Principal Amount (d)	Value
Eastman Kodak Co. 10.625% 3/15/19 (c)(f)		$ 305,000	$ 264,588
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	131,400
			1,121,613
Media - 1.0%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		195,000	200,850
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		935,000	967,725
6.625% 1/31/22		820,000	852,800
7.375% 6/1/20		555,000	600,788
7.875% 4/30/18		235,000	253,800
8.125% 4/30/20		565,000	627,150
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		770,000	823,900
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		229,294	261,395
Checkout Holding Corp. 0% 11/15/15 (f)		280,000	116,200
DISH DBS Corp. 6.75% 6/1/21		860,000	928,800
EchoStar Communications Corp. 7.125% 2/1/16		1,500,000	1,657,500
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		180,000	186,750
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (f)		435,000	230,550
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,307,950
8.5% 7/15/29		230,000	233,450
MDC Partners, Inc. 11% 11/1/16		65,000	70,850
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	47,000
ONO Finance II PLC 10.875% 7/15/19 (f)		150,000	136,500
Sheridan Group, Inc. 12.5% 4/15/14		272,335	232,165
Sinclair Television Group, Inc. 8.375% 10/15/18		300,000	324,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		400,000	409,000
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		445,000	468,897
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		435,000	449,138
			11,387,158
Specialty Retail - 0.4%
Asbury Automotive Group, Inc. 8.375% 11/15/20		125,000	133,125
Claire's Stores, Inc. 8.875% 3/15/19		155,000	136,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ltd. Brands, Inc. 5.625% 2/15/22		$ 805,000	$ 815,063
Michaels Stores, Inc. 7.75% 11/1/18		940,000	1,005,800
Office Depot, Inc. 9.75% 3/15/19 (f)		370,000	382,488
Sally Holdings LLC 6.875% 11/15/19 (f)		325,000	345,313
Sonic Automotive, Inc. 9% 3/15/18		760,000	813,200
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		255,000	260,100
			3,891,489
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		640,000	656,000
Levi Strauss & Co.:
7.625% 5/15/20		775,000	815,688
8.875% 4/1/16		170,000	175,950
Polymer Group, Inc. 7.75% 2/1/19		135,000	141,750
			1,789,388
TOTAL CONSUMER DISCRETIONARY			49,225,917
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		100,000	103,000
Food & Staples Retailing - 0.3%
BFF International Ltd. 7.25% 1/28/20 (f)		300,000	335,250
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		405,000	429,300
Grifols, Inc. 8.25% 2/1/18		430,000	464,400
Rite Aid Corp.:
8% 8/15/20		625,000	722,656
9.25% 3/15/20 (f)		825,000	837,375
9.375% 12/15/15		280,000	284,200
9.75% 6/12/16		310,000	344,100
10.25% 10/15/19		160,000	184,400
			3,601,681
Food Products - 0.3%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		294,000	299,880
Darling International, Inc. 8.5% 12/15/18		100,000	112,000
Dean Foods Co. 9.75% 12/15/18		635,000	703,263

		Principal Amount (d)	Value
Gruma SAB de CV 7.75% (Reg. S) (g)		$ 525,000	$ 527,625
Hines Nurseries, Inc. 10.25% 10/1/49 (c)		120,000	0
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (f)		330,000	338,250
11.625% 5/1/14		330,000	382,800
MHP SA 10.25% 4/29/15 (f)		390,000	372,450
Michael Foods, Inc. 9.75% 7/15/18		155,000	170,306
Smithfield Foods, Inc. 10% 7/15/14		380,000	443,650
			3,350,224
Household Products - 0.1%
Harbinger Group, Inc. 10.625% 11/15/15		230,000	237,188
Spectrum Brands Holdings, Inc. 9.5% 6/15/18 (f)		280,000	315,700
			552,888
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	145,800
NBTY, Inc. 9% 10/1/18		425,000	464,313
Prestige Brands, Inc. 8.125% 2/1/20 (f)		75,000	81,000
Revlon Consumer Products Corp. 9.75% 11/15/15		300,000	323,250
			1,014,363
TOTAL CONSUMER STAPLES			8,622,156
ENERGY - 5.6%
Energy Equipment & Services - 0.2%
Atwood Oceanics, Inc. 6.5% 2/1/20		110,000	115,225
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		560,000	555,800
Forbes Energy Services Ltd. 9% 6/15/19		350,000	342,125
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		139,000	145,950
Oil States International, Inc. 6.5% 6/1/19		360,000	378,000
Pioneer Drilling Co. 9.875% 3/15/18		275,000	290,125
Precision Drilling Corp. 6.5% 12/15/21 (f)		90,000	94,050
Pride International, Inc. 6.875% 8/15/20		260,000	316,529
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	148,925
			2,386,729
Oil, Gas & Consumable Fuels - 5.4%
Afren PLC 11.5% 2/1/16 (f)		200,000	216,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Alpha Natural Resources, Inc.:
6% 6/1/19		$ 345,000	$ 308,775
6.25% 6/1/21		135,000	120,825
ATP Oil & Gas Corp. 11.875% 5/1/15		2,620,000	1,873,300
Berry Petroleum Co.:
8.25% 11/1/16		150,000	156,000
10.25% 6/1/14		145,000	165,300
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		150,000	157,125
9.375% 5/1/19		200,000	209,500
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		1,295,000	1,353,275
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	171,275
Chesapeake Energy Corp.:
6.125% 2/15/21		750,000	746,250
6.875% 11/15/20		4,085,000	4,217,763
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21 (f)		220,000	218,900
6.125% 7/15/22 (f)		580,000	580,000
Clayton Williams Energy, Inc. 7.75% 4/1/19		460,000	457,700
Concho Resources, Inc.:
6.5% 1/15/22		575,000	605,188
7% 1/15/21		250,000	268,125
8.625% 10/1/17		155,000	168,950
CONSOL Energy, Inc.:
8% 4/1/17		525,000	551,250
8.25% 4/1/20		540,000	567,000
Continental Resources, Inc.:
5% 9/15/22 (f)		960,000	962,400
7.125% 4/1/21		215,000	238,392
8.25% 10/1/19		65,000	72,638
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)		200,000	204,750
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	413,400
Denbury Resources, Inc.:
8.25% 2/15/20		308,000	342,650
9.75% 3/1/16		105,000	115,238
DTEK Finance BV 9.5% 4/28/15 (f)		130,000	124,800
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	496,800
Endeavour International Corp. 12% 3/1/18 (f)		590,000	598,850

		Principal Amount (d)	Value
Energy Partners Ltd. 8.25% 2/15/18		$ 585,000	$ 593,044
Energy Transfer Equity LP 7.5% 10/15/20		860,000	954,600
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		1,110,000	1,201,575
EXCO Resources, Inc. 7.5% 9/15/18		1,300,000	1,137,500
Goodrich Petroleum Corp. 8.875% 3/15/19		305,000	296,216
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	352,000
7% 5/5/20 (f)		360,000	410,400
9.125% 7/2/18 (f)		480,000	598,800
11.75% 1/23/15 (f)		370,000	451,400
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21		1,640,000	1,701,500
8.625% 4/15/20		1,190,000	1,282,225
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
6.25% 6/15/22		935,000	981,750
6.75% 11/1/20		160,000	172,800
Newfield Exploration Co. 6.875% 2/1/20		1,025,000	1,073,688
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		400,000	436,000
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		2,510,000	2,610,400
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		730,000	801,175
Pan American Energy LLC 7.875% 5/7/21 (f)		410,000	398,725
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		930,000	953,250
Peabody Energy Corp.:
6% 11/15/18 (f)		1,125,000	1,119,375
6.25% 11/15/21 (f)		95,000	94,525
Pemex Project Funding Master Trust:
5.75% 3/1/18		485,000	550,475
6.625% 6/15/35		895,000	1,015,825
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)		665,000	694,925
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		275,000	296,103
6.875% 1/20/40		310,000	363,041
8.375% 12/10/18		445,000	563,148
Petrohawk Energy Corp. 7.875% 6/1/15		1,615,000	1,695,750
Petroleos de Venezuela SA:
4.9% 10/28/14		2,255,000	2,018,225
5% 10/28/15		275,000	227,563
5.375% 4/12/27		1,780,000	1,094,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA: - continued
5.5% 4/12/37		$ 1,295,000	$ 767,288
8% 11/17/13		460,000	459,540
8.5% 11/2/17 (f)		4,425,000	3,927,188
12.75% 2/17/22 (f)		1,840,000	1,830,800
Petroleos Mexicanos:
4.875% 1/24/22 (f)		410,000	430,500
5.5% 1/21/21		455,000	502,775
6% 3/5/20		345,000	394,163
6.5% 6/2/41		200,000	225,000
6.5% 6/2/41 (f)		210,000	235,200
6.625% (f)(g)		1,395,000	1,440,338
8% 5/3/19		280,000	355,600
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (Reg. S)		218,750	226,406
Petroleum Development Corp. 12% 2/15/18		265,000	287,525
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	774,400
PT Adaro Indonesia 7.625% 10/22/19 (f)		205,000	222,938
PT Pertamina Persero:
5.25% 5/23/21 (f)		295,000	308,275
6.5% 5/27/41 (f)		315,000	339,413
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		550,000	580,250
Rosetta Resources, Inc. 9.5% 4/15/18		290,000	317,550
Southern Star Central Corp. 6.75% 3/1/16		90,000	91,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (f)		265,000	267,650
6.875% 2/1/21		240,000	252,000
11.25% 7/15/17		290,000	325,525
Teekay Corp. 8.5% 1/15/20		295,000	306,063
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	22,660
7.625% 4/1/37		50,000	59,766
8.375% 6/15/32		40,000	48,916
Venoco, Inc.:
8.875% 2/15/19		640,000	584,000
11.5% 10/1/17		410,000	426,400

		Principal Amount (d)	Value
WPX Energy, Inc. 6% 1/15/22 (f)		$ 690,000	$ 684,825
YPF SA 10% 11/2/28		170,000	177,650
			59,695,576
TOTAL ENERGY			62,082,305
FINANCIALS - 7.1%
Capital Markets - 0.1%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		460,000	491,913
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	100,000	158,129
Lloyds TSB Bank PLC:
4.875% 3/30/27	GBP	300,000	485,958
5.125% 3/7/25	GBP	250,000	421,145
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		290,000	130,500
			1,687,645
Commercial Banks - 1.9%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	350,000	589,715
African Export-Import Bank 8.75% 11/13/14		195,000	214,500
Akbank T.A.S. 5.125% 7/22/15 (f)		610,000	609,238
Banco Nacional de Desenvolvimento Economico e Social:
5.5% 7/12/20 (f)		200,000	223,700
6.5% 6/10/19 (f)		125,000	147,031
Barclays Bank PLC 4.25% 1/12/22	GBP	150,000	248,108
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	477,000
CIT Group, Inc.:
5.25% 3/15/18		2,400,000	2,418,000
5.5% 2/15/19 (f)		3,535,000	3,605,700
7% 5/4/15 (f)		184,000	184,230
7% 5/2/16 (f)		37,000	37,093
7% 5/2/17 (f)		2,165,000	2,170,413
Co-Operative Bank PLC 4.75% 11/11/21	GBP	400,000	660,419
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		400,000	425,000
Development Bank of Philippines 8.375% (g)(k)		620,000	666,500
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		400,000	386,000
Export-Import Bank of India 0.6957% 6/7/12 (k)	JPY	10,000,000	120,416
HSBK (Europe) BV:
7.25% 5/3/17 (f)		535,000	556,400
9.25% 10/16/13 (f)		580,000	614,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
International Bank for Reconstruction & Development:
8% 6/20/13	NGN	40,000,000	$ 244,718
8.2% 12/12/12	NGN	80,000,000	481,928
JSC Kazkommertsbank BV 8% 11/3/15 (f)		205,000	195,263
Kazkommerts International BV 8.5% 4/16/13 (f)		225,000	227,250
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	450,000	617,232
Royal Bank of Scotland PLC 5.125% 1/13/24	GBP	250,000	427,643
RSHB Capital SA:
6% 6/3/21 (f)		200,000	195,500
9% 6/11/14 (f)		210,000	232,575
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	250,000	366,534
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		500,000	390,000
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		300,000	303,000
Turkiye Garanti Bankasi A/S 3.0612% 4/20/16 (f)(k)		400,000	371,000
Turkiye Is Bankasi A/S 5.1% 2/1/16 (f)		250,000	250,000
US Bank NA 1.285% 2/28/17 (k)	EUR	100,000	123,363
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,015,000	1,101,275
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		470,000	481,750
			20,363,294
Consumer Finance - 2.5%
Ally Financial, Inc.:
3.71% 2/11/14 (k)		1,530,000	1,503,225
5.5% 2/15/17		750,000	750,000
6.75% 12/1/14		280,000	291,900
7.5% 9/15/20		2,790,000	3,013,200
8% 3/15/20		3,835,000	4,266,438
8% 11/1/31		5,653,000	6,175,903
Ford Motor Credit Co. LLC:
4.25% 2/3/17		2,390,000	2,415,688
5.75% 2/1/21		240,000	259,800
5.875% 8/2/21		1,760,000	1,898,318

		Principal Amount (d)	Value
12% 5/15/15		$ 1,620,000	$ 2,000,700
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	951,600
8% 11/1/31		2,545,000	2,714,047
SLM Corp.:
6% 1/25/17		445,000	461,688
7.25% 1/25/22		475,000	490,438
			27,192,945
Diversified Financial Services - 2.0%
Aquarius Investments Luxemburg 8.25% 2/18/16		400,000	412,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		650,000	596,375
BP Capital Markets PLC:
3.83% 10/6/17	EUR	250,000	359,502
4.325% 12/10/18	GBP	400,000	697,855
CDW LLC/CDW Finance Corp. 8% 12/15/18		140,000	152,950
City of Buenos Aires 12.5% 4/6/15 (f)		1,360,000	1,421,200
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	18,600	35,303
8.151% 12/31/30	GBP	30,000	64,052
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (f)		415,000	425,894
FireKeepers Development Authority 13.875% 5/1/15 (f)		100,000	111,250
GE Capital UK Funding 4.375% 7/31/19	GBP	550,000	913,120
General Motors Financial Co., Inc. 6.75% 6/1/18		575,000	605,188
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	390,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,195,000	1,236,825
8% 1/15/18		2,308,000	2,400,320
8% 1/15/18 (f)		935,000	972,400
Indo Energy Finance BV 7% 5/7/18 (f)		200,000	204,000
KfW:
2.5% 1/17/22	EUR	250,000	338,706
5.75% 6/7/32	GBP	750,000	1,582,232
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		270,000	270,000
Magnesita Finance Ltd. 8.625% (f)(g)		200,000	200,000
NCO Group, Inc. 11.875% 11/15/14		120,000	119,100
Offshore Group Investment Ltd. 11.5% 8/1/15		500,000	548,750
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	259,818
Regions Financing Trust II 6.625% 5/15/47 (k)		470,000	446,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Steel Capital SA Ln Partner Net Program 6.25% 7/26/16 (f)		$ 230,000	$ 229,425
TMK Capital SA 7.75% 1/27/18		200,000	195,500
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		1,055,000	1,236,988
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (f)(k)		290,000	305,225
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (f)		560,000	604,800
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		345,000	351,900
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)		300,000	309,750
6.8% 11/22/25 (f)		200,000	209,000
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		1,673,411	1,437,692
WM Finance Corp. 11.5% 10/1/18 (f)		1,460,000	1,562,200
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		825,000	866,250
			22,072,670
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		255,000	273,488
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		725,000	758,495
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (f)		1,385,000	1,364,225
6.75% 10/15/22		725,000	764,875
7.5% 2/15/20		385,000	413,875
			3,301,470
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		480,000	510,000
Realogy Corp.:
7.625% 1/15/20 (f)		630,000	658,350
7.875% 2/15/19 (f)		677,000	678,693
9% 1/15/20 (f)		515,000	530,450
11.5% 4/15/17		160,000	151,200
12% 4/15/17		139,213	130,860
Taylor Morrison Community Monarch 7.75% 4/15/20 (f)(i)		385,000	385,000

		Principal Amount (d)	Value
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	250,000	$ 405,033
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		65,000	67,438
			3,517,024
TOTAL FINANCIALS			78,408,536
HEALTH CARE - 4.0%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc./KCI (USA), Inc.:
10.5% 11/1/18 (f)		1,400,000	1,452,500
12.5% 11/1/19 (f)		945,000	883,575
			2,336,075
Health Care Providers & Services - 3.0%
Apria Healthcare Group, Inc. 11.25% 11/1/14		505,000	526,463
Community Health Systems, Inc. 8% 11/15/19 (f)		1,295,000	1,338,706
CRC Health Group, Inc. 10.75% 2/1/16		90,000	82,125
DaVita, Inc.:
6.375% 11/1/18		1,180,000	1,230,150
6.625% 11/1/20		1,375,000	1,436,875
Emergency Medical Services Corp. 8.125% 6/1/19		580,000	595,950
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		1,510,000	1,559,075
5.875% 1/31/22 (f)		1,670,000	1,718,096
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	441,750
Hanger Orthopedic Group, Inc. 7.125% 11/15/18		1,230,000	1,282,275
HCA Holdings, Inc. 7.75% 5/15/21		6,940,000	7,148,200
HCA, Inc.:
5.875% 3/15/22		1,915,000	1,910,213
6.5% 2/15/16		275,000	291,500
6.5% 2/15/20		2,410,000	2,521,342
7.25% 9/15/20		1,935,000	2,101,991
7.5% 2/15/22		1,175,000	1,245,500
8% 10/1/18		135,000	147,488
Health Management Associates, Inc. 7.375% 1/15/20 (f)		290,000	303,050
HealthSouth Corp. 8.125% 2/15/20		575,000	631,063
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		1,210,000	1,173,700
InVentiv Health, Inc. 10% 8/15/18 (f)		75,000	66,938
ResCare, Inc. 10.75% 1/15/19		240,000	265,200
Rotech Healthcare, Inc.:
10.5% 3/15/18		220,000	145,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Rotech Healthcare, Inc.: - continued
10.75% 10/15/15		$ 345,000	$ 343,706
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		105,000	111,038
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	78,000
Tenet Healthcare Corp. 6.25% 11/1/18 (f)		3,730,000	3,879,200
UHS Escrow Corp. 7% 10/1/18		85,000	90,202
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19		375,000	372,188
Vanguard Health Systems, Inc. 0% 2/1/16		21,000	13,860
			33,051,044
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		425,000	438,813
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18 (f)		175,000	177,188
			616,001
Pharmaceuticals - 0.7%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		435,000	478,500
Leiner Health Products, Inc. 11% 6/1/12 (c)		90,000	4,500
Mylan, Inc.:
6% 11/15/18 (f)		950,000	990,375
7.625% 7/15/17 (f)		315,000	348,075
7.875% 7/15/20 (f)		570,000	634,125
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		2,800,000	2,723,000
6.875% 12/1/18 (f)		2,165,000	2,186,650
7% 10/1/20 (f)		405,000	405,000
			7,770,225
TOTAL HEALTH CARE			43,773,345
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	28,000
12% 11/1/14 pay-in-kind		118,741	110,620
Hexcel Corp. 6.75% 2/1/15		34,000	34,340
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		1,750,000	1,855,000
7.125% 3/15/21		150,000	160,688
			2,188,648

		Principal Amount (d)	Value
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		$ 285,000	$ 294,975
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (f)		595,000	581,613
American Airlines, Inc. equipment trust certificate 13% 8/1/16		243,820	258,449
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		363,756	391,947
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		48,180	48,420
3.6093% 6/2/13 (k)		2,532,916	2,450,596
Continental Airlines, Inc. 7.25% 11/10/19		361,475	403,045
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		91,000	96,688
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		538,706	589,884
8.021% 8/10/22		227,595	232,147
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		120,930	126,819
8.028% 11/1/17		42,088	41,667
United Air Lines, Inc.:
9.875% 8/1/13 (f)		154,000	161,700
12% 11/1/13 (f)		270,000	286,200
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		555,199	637,091
US Airways 2011-1 Class A pass-thru trust certificates 7.125% 4/22/25		490,000	514,500
			6,820,766
Building Products - 0.0%
Building Materials Corp. of America 6.75% 5/1/21 (f)		425,000	452,625
Commercial Services & Supplies - 1.7%
ACCO Brands Corp. 10.625% 3/15/15		45,000	48,938
ADS Tactical, Inc. 11% 4/1/18 (f)		145,000	150,075
American Reprographics Co. 10.5% 12/15/16		395,000	391,050
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (f)		270,000	278,100
Casella Waste Systems, Inc.:
7.75% 2/15/19		100,000	99,250
11% 7/15/14		105,000	112,875
Covanta Holding Corp. 7.25% 12/1/20		430,000	462,619
Garda World Security Corp. 9.75% 3/15/17 (f)		185,000	197,025
International Lease Finance Corp.:
5.75% 5/15/16		1,155,000	1,152,113
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
International Lease Finance Corp.: - continued
5.875% 4/1/19		$ 1,200,000	$ 1,188,000
6.25% 5/15/19		2,320,000	2,290,023
6.75% 9/1/16 (f)		1,363,000	1,458,410
7.125% 9/1/18 (f)		2,505,000	2,724,188
8.25% 12/15/20		1,130,000	1,231,700
8.625% 9/15/15		655,000	717,225
8.625% 1/15/22		2,890,000	3,222,350
8.75% 3/15/17		1,570,000	1,750,550
Landry's Acquisition Co. 11.625% 12/1/15 (f)		225,000	250,313
The Geo Group, Inc. 7.75% 10/15/17		220,000	237,600
United Rentals North America, Inc. 8.375% 9/15/20		605,000	626,931
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		320,000	300,800
			18,890,135
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (f)(g)		975,000	996,743
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		40,000	41,200
Sensata Technologies BV 6.5% 5/15/19 (f)		485,000	504,400
			545,600
Industrial Conglomerates - 0.1%
Sequa Corp.:
11.75% 12/1/15 (f)		435,000	462,188
13.5% 12/1/15 pay-in-kind (f)		280,685	301,035
			763,223
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18		55,000	57,750
ArvinMeritor, Inc. 10.625% 3/15/18		170,000	181,900
Navistar International Corp. 8.25% 11/1/21		639,000	692,516
Terex Corp. 10.875% 6/1/16		330,000	372,900
Xerium Technologies, Inc. 8.875% 6/15/18		360,000	312,300
			1,617,366
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		220,000	199,100
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		420,000	363,300

		Principal Amount (d)	Value
8.875% 11/1/17		$ 925,000	$ 955,063
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		120,000	105,000
SCF Capital Ltd. 5.375% 10/27/17 (f)		200,000	191,000
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	86,450
			1,899,913
Road & Rail - 0.5%
Georgian Railway Ltd. 9.875% 7/22/15		300,000	319,500
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		230,000	250,700
8% 2/1/18		2,500,000	2,775,000
12.5% 4/1/16		855,000	991,800
Swift Services Holdings, Inc. 10% 11/15/18		935,000	1,019,150
Western Express, Inc. 12.5% 4/15/15 (f)		485,000	196,425
			5,552,575
Trading Companies & Distributors - 0.2%
Aircastle Ltd.:
6.75% 4/15/17 (f)		680,000	680,000
7.625% 4/15/20 (f)		305,000	305,000
9.75% 8/1/18		755,000	838,050
			1,823,050
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		326,800	334,970
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	100,000	179,728
			514,698
TOTAL INDUSTRIALS			42,360,317
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.4%
Avaya, Inc.:
9.75% 11/1/15		555,000	543,900
10.125% 11/1/15 pay-in-kind (k)		370,000	364,450
Brocade Communications Systems, Inc.:
6.625% 1/15/18		620,000	652,550
6.875% 1/15/20		170,000	187,425
Lucent Technologies, Inc.:
6.45% 3/15/29		3,375,000	2,666,250
6.5% 1/15/28		430,000	336,475
			4,751,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21 (f)		$ 580,000	$ 623,500
7.75% 12/15/18		795,000	864,563
			1,488,063
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		190,000	199,025
Reddy Ice Corp.:
11.25% 3/15/15		1,075,000	1,021,250
13.25% 11/1/15		130,000	63,700
			1,283,975
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		665,000	734,825
IT Services - 0.4%
Ceridian Corp. 11.25% 11/15/15		425,000	385,688
Fidelity National Information Services, Inc.:
7.625% 7/15/17		240,000	262,800
7.875% 7/15/20		320,000	354,400
First Data Corp. 7.375% 6/15/19 (f)		2,420,000	2,462,350
SunGard Data Systems, Inc. 7.375% 11/15/18		385,000	409,063
Unisys Corp.:
12.5% 1/15/16		154,000	163,818
12.75% 10/15/14 (f)		17,000	18,955
			4,057,074
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		135,000	149,175
8.125% 12/15/17		270,000	297,675
Freescale Semiconductor, Inc.:
8.05% 2/1/20		765,000	766,913
10.75% 8/1/20		483,000	542,168
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		2,645,000	2,995,463
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	17,246
Viasystems, Inc. 12% 1/15/15 (f)		310,000	333,250
			5,101,890
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	41,000
TOTAL INFORMATION TECHNOLOGY			17,457,877

		Principal Amount (d)	Value
MATERIALS - 3.8%
Chemicals - 1.0%
Braskem America Finance Co. 7.125% 7/22/41 (f)		$ 205,000	$ 207,050
Braskem Finance Ltd. 7% 5/7/20 (f)		400,000	449,000
Celanese US Holdings LLC 5.875% 6/15/21		235,000	251,450
Ferro Corp. 7.875% 8/15/18		360,000	367,200
Georgia Gulf Corp. 9% 1/15/17 (f)		860,000	954,600
INEOS Finance PLC:
8.375% 2/15/19 (f)		485,000	512,888
9% 5/15/15 (f)		215,000	228,438
INEOS Group Holdings PLC 8.5% 2/15/16 (f)		645,000	603,075
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21		381,000	365,760
Lyondell Chemical Co. 8% 11/1/17		175,000	196,875
LyondellBasell Industries NV:
5% 4/15/19 (f)(i)		725,000	725,870
5.75% 4/15/24 (f)(i)		725,000	723,188
6% 11/15/21 (f)		1,970,000	2,078,350
Momentive Performance Materials, Inc. 9% 1/15/21		1,420,000	1,242,500
NOVA Chemicals Corp. 3.7836% 11/15/13 (k)		105,000	104,738
OMNOVA Solutions, Inc. 7.875% 11/1/18		560,000	537,600
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		294,000	316,785
PolyOne Corp. 7.375% 9/15/20		155,000	162,750
Solutia, Inc.:
7.875% 3/15/20		175,000	205,188
8.75% 11/1/17		290,000	327,700
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		125,000	130,000
TPC Group LLC 8.25% 10/1/17		190,000	199,025
			10,890,030
Construction Materials - 0.5%
Cemex Espana SA (Luxembourg) 9.25% 5/12/20 (f)		115,000	105,800
Cemex Finance LLC 9.5% 12/14/16 (f)		2,320,000	2,308,400
Cemex SA de CV:
5.4697% 9/30/15 (f)(k)		1,305,000	1,179,068
9% 1/11/18 (f)		1,430,000	1,347,775
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		420,000	441,000
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)		520,000	543,400
			5,925,443
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - 0.7%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		$ 579,453	$ 556,275
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		400,000	428,000
9.125% 10/15/20 (f)		560,000	599,200
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 9.125% 10/15/20 (f)		240,000	252,000
Ball Corp. 5.75% 5/15/21		3,000,000	3,187,500
Berry Plastics Holding Corp. 4.3487% 9/15/14 (k)		45,000	42,300
BWAY Holding Co. 10% 6/15/18		205,000	224,988
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (k)		217,092	208,415
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21		220,000	237,050
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,282,600
7.5% 12/15/96		160,000	135,200
Rock-Tenn Co.:
4.45% 3/1/19 (f)		150,000	151,035
4.9% 3/1/22 (f)		140,000	140,014
Silgan Holdings, Inc. 5% 4/1/20 (f)		960,000	955,200
			8,399,777
Metals & Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	1,693
9% 12/15/14 pay-in-kind (c)(k)		150,000	0
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		350,000	386,750
7.75% 11/3/20 (f)		200,000	212,500
Calcipar SA 6.875% 5/1/18 (f)		200,000	205,000
Edgen Murray Corp. 12.25% 1/15/15		675,000	683,438
EVRAZ Group SA 8.25% 11/10/15 (f)		670,000	716,900
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		635,000	627,825
6.375% 2/1/16 (f)		635,000	631,825
6.875% 2/1/18 (f)		1,768,000	1,768,000
6.875% 4/1/22 (f)		635,000	618,300
7% 11/1/15 (f)		790,000	803,825
8.25% 11/1/19 (f)		3,155,000	3,304,863
McJunkin Red Man Corp. 9.5% 12/15/16		740,000	802,900
Metinvest BV 10.25% 5/20/15 (f)		360,000	358,200
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		190,000	133,000

		Principal Amount (d)	Value
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		$ 100,000	$ 82,000
Mongolian Mining Corp. 8.875% 3/29/17 (f)		455,000	451,588
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	309,000
RathGibson, Inc. 11.25% 2/15/14 (c)		297,265	0
Severstal Columbus LLC 10.25% 2/15/18		555,000	593,850
Southern Copper Corp. 6.75% 4/16/40		250,000	276,508
SunCoke Energy, Inc. 7.625% 8/1/19		125,000	128,125
Vedanta Resources PLC 6.75% 6/7/16 (f)		530,000	492,900
Votorantim Cimentos SA 7.25% 4/5/41 (f)		400,000	405,000
			13,993,990
Paper & Forest Products - 0.3%
AbitibiBowater, Inc. 10.25% 10/15/18		1,104,000	1,266,840
Clearwater Paper Corp. 7.125% 11/1/18		105,000	111,300
Georgia-Pacific LLC 5.4% 11/1/20 (f)		560,000	627,200
Glatfelter 7.125% 5/1/16		40,000	40,900
NewPage Corp.:
6.7969% 5/1/12 (c)(k)		90,000	4,950
11.375% 12/31/14 (c)		345,000	231,150
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		565,000	135,600
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19 (f)		705,000	720,863
			3,138,803
TOTAL MATERIALS			42,348,043
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.8%
Alestra SA de RL de CV 11.75% 8/11/14		750,000	843,750
Citizens Communications Co.:
7.875% 1/15/27		280,000	254,800
9% 8/15/31		220,000	213,400
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (f)		25,000	24,625
14.75% 12/1/16 (f)		390,000	427,050
Eileme 1 AB 14.25% 8/15/20 (f)		470,000	440,625
Eileme 2 AB 11.625% 1/31/20 (f)		935,000	977,075
Frontier Communications Corp.:
8.5% 4/15/20		1,010,000	1,063,025
8.75% 4/15/22		565,000	596,075
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Escrow, Inc. 8.125% 7/1/19 (f)		$ 380,000	$ 391,400
Level 3 Financing, Inc.:
8.625% 7/15/20 (f)		875,000	918,750
10% 2/1/18		385,000	421,575
Sprint Capital Corp.:
6.875% 11/15/28		2,802,000	2,143,530
6.9% 5/1/19		324,000	280,260
8.75% 3/15/32		5,721,000	4,905,758
U.S. West Communications:
6.875% 9/15/33		200,000	198,000
7.25% 9/15/25		35,000	37,450
7.25% 10/15/35		70,000	70,875
7.5% 6/15/23		30,000	30,150
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		700,000	659,750
11.75% 7/15/17 (f)		4,944,000	4,869,840
			19,767,763
Wireless Telecommunication Services - 2.3%
Clearwire Escrow Corp. 12% 12/1/15 (f)		295,000	290,575
Cricket Communications, Inc. 7.75% 10/15/20		3,524,000	3,462,330
Digicel Group Ltd.:
7% 2/15/20 (f)		200,000	203,500
8.25% 9/1/17 (f)		990,000	1,046,925
8.875% 1/15/15 (f)		3,050,000	3,111,000
9.125% 1/15/15 pay-in-kind (f)(k)		1,297,000	1,322,940
10.5% 4/15/18 (f)		2,845,000	3,143,725
12% 4/1/14 (f)		1,145,000	1,270,950
Intelsat Jackson Holdings SA:
7.25% 4/1/19		1,000,000	1,050,000
7.5% 4/1/21		2,485,000	2,609,250
8.5% 11/1/19		325,000	356,688
9.5% 6/15/16		1,215,000	1,269,675
MetroPCS Wireless, Inc. 7.875% 9/1/18		385,000	406,175
MTS International Funding Ltd. 8.625% 6/22/20 (f)		910,000	1,053,325
NII Capital Corp.:
7.625% 4/1/21		1,373,000	1,348,973
8.875% 12/15/19		405,000	424,238
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,050,000	1,018,500
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		630,000	645,750

		Principal Amount (d)	Value
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		$ 365,000	$ 351,769
VIP Finance Ireland Ltd. 7.748% 2/2/21 (f)		400,000	394,000
			24,780,288
TOTAL TELECOMMUNICATION SERVICES			44,548,051
UTILITIES - 3.0%
Electric Utilities - 0.3%
Aguila 3 SA 7.875% 1/31/18 (f)		250,000	261,875
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		340,000	200,600
InterGen NV 9% 6/30/17 (f)		1,255,000	1,320,888
Majapahit Holding BV:
7.75% 1/20/20 (f)		265,000	316,675
8% 8/7/19 (f)		165,000	199,650
Mirant Americas Generation LLC 9.125% 5/1/31		410,000	352,600
National Power Corp. 6.875% 11/2/16 (f)		200,000	231,000
			2,883,288
Gas Utilities - 0.2%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (f)		485,000	489,850
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		155,000	167,788
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	200,519
8% 3/1/32		350,000	433,360
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	210,000
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,060,000	938,100
			2,439,617
Independent Power Producers & Energy Traders - 2.4%
Atlantic Power Corp. 9% 11/15/18 (f)		885,000	896,063
Calpine Corp.:
7.5% 2/15/21 (f)		620,000	661,850
7.875% 7/31/20 (f)		1,645,000	1,788,938
7.875% 1/15/23 (f)		2,345,000	2,544,325
Dolphin Subsidiary II, Inc. 7.25% 10/15/21 (f)		900,000	999,000
Energy Future Holdings Corp.:
10% 1/15/20		2,955,000	3,239,419
10.875% 11/1/17		340,000	285,600
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20		5,360,000	5,855,800
11% 10/1/21		2,486,000	2,374,130
11.75% 3/1/22 (f)		2,610,000	2,668,725
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
GenOn Energy, Inc.:
9.5% 10/15/18		$ 315,000	$ 289,800
9.875% 10/15/20		1,150,000	1,046,500
Listrindo Capital BV 6.95% 2/21/19 (f)		200,000	206,000
NRG Energy, Inc.:
7.625% 5/15/19		320,000	319,200
7.875% 5/15/21		375,000	357,656
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		335,000	408,700
7.39% 12/2/24 (f)		280,000	354,200
TXU Corp.:
5.55% 11/15/14		110,000	80,575
6.5% 11/15/24		1,070,000	561,750
6.55% 11/15/34		2,815,000	1,407,500
			26,345,731
Multi-Utilities - 0.0%
Centrica PLC 4.375% 3/13/29	GBP	250,000	390,858
Water Utilities - 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		200,000	212,000
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	279,552
			491,552
TOTAL UTILITIES			32,551,046
TOTAL NONCONVERTIBLE BONDS			421,377,593
TOTAL CORPORATE BONDS (Cost $409,219,441)			425,066,383
U.S. Government and Government Agency Obligations - 21.6%

U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 12/28/12		930,000	931,615
0.375% 3/16/15		908,000	901,201
Federal Home Loan Bank:
0.375% 11/27/13		280,000	280,057
0.375% 1/29/14		550,000	549,882
0.875% 8/22/12		495,000	496,394
0.875% 12/27/13		50,000	50,546
Freddie Mac:
0.375% 11/30/12		227,000	227,352
0.625% 12/29/14		1,033,000	1,034,690

		Principal Amount	Value
1% 7/30/14		$ 598,000	$ 605,748
1% 8/27/14		408,000	413,275
1.25% 5/12/17		2,761,000	2,755,909
Tennessee Valley Authority:
3.875% 2/15/21		500,000	558,010
5.25% 9/15/39		400,000	478,031
5.375% 4/1/56		1,200,000	1,483,480
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			10,766,190
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		1,501,461	1,435,234
U.S. Treasury Obligations - 19.6%
U.S. Treasury Bonds:
3.125% 2/15/42		2,981,000	2,846,390
3.75% 8/15/41		4,463,000	4,807,490
4.375% 2/15/38		675,000	807,679
4.375% 5/15/41		9,411,000	11,272,609
4.75% 2/15/37		450,000	567,844
5.25% 2/15/29		3,381,000	4,421,185
5.375% 2/15/31		4,230,000	5,680,095
6.125% 8/15/29		700,000	1,003,625
6.25% 8/15/23 (j)		3,549,000	4,912,036
7.5% 11/15/16		655,000	848,378
7.875% 2/15/21		200,000	296,781
U.S. Treasury Notes:
0.125% 8/31/13		6,600,000	6,584,787
0.125% 9/30/13		2,000,000	1,994,844
0.25% 10/31/13		6,000,000	5,993,904
0.25% 1/31/14		5,225,000	5,217,042
0.25% 2/28/14		8,000,000	7,987,504
0.25% 9/15/14		5,834,000	5,806,195
0.25% 2/15/15		12,790,000	12,698,065
0.375% 7/31/13		3,280,000	3,284,100
0.375% 3/15/15		2,500,000	2,490,430
0.5% 8/15/14		4,306,000	4,313,066
0.625% 7/15/14		2,808,000	2,821,383
0.75% 6/15/14		1,404,000	1,414,968
0.875% 11/30/16		3,939,000	3,921,767
0.875% 2/28/17		11,687,000	11,602,082
1% 9/30/16		10,684,000	10,718,221
1% 10/31/16		4,450,000	4,459,737
1% 3/31/17		1,500,000	1,496,484
1.25% 10/31/15		3,260,000	3,324,946
1.375% 2/28/19		18,293,000	18,025,693
1.5% 3/31/19		600,000	595,219
1.75% 7/31/15		4,750,000	4,925,527
1.875% 6/30/15		493,000	513,143
1.875% 8/31/17		3,300,000	3,419,625
1.875% 9/30/17		1,900,000	1,967,093
2% 11/15/21		2,783,000	2,738,427
2% 2/15/22		1,781,000	1,745,936
U.S. Government and Government Agency Obligations - continued
		Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 11/30/14		$ 3,932,000	$ 4,102,488
2.125% 5/31/15		438,000	459,079
2.125% 8/15/21		3,167,000	3,163,041
2.375% 8/31/14		12,800,000	13,392,000
2.375% 9/30/14		942,000	986,818
2.375% 10/31/14		4,724,000	4,953,927
2.375% 2/28/15		4,000,000	4,212,500
2.375% 6/30/18		1,912,000	2,021,791
2.5% 4/30/15		2,576,000	2,728,144
2.625% 7/31/14		1,035,000	1,087,639
2.75% 11/30/16		1,500,000	1,620,000
3% 2/28/17		1,500,000	1,641,212
3.125% 10/31/16		1,340,000	1,469,813
3.125% 1/31/17		1,636,000	1,798,065
3.125% 5/15/19		1,232,000	1,355,970
4.25% 8/15/15		1,376,000	1,541,549
4.5% 5/15/17		1,172,000	1,371,149
TOTAL U.S. TREASURY OBLIGATIONS			215,429,485
Other Government Related - 0.9%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (h)		200,000	200,285
3.125% 6/15/12 (FDIC Guaranteed) (h)		9,000	9,054
Citigroup Funding, Inc. 1.875% 11/15/12 (FDIC Guaranteed) (h)		525,000	530,311
General Electric Capital Corp.:
2.125% 12/21/12 (FDIC Guaranteed) (h)		1,000,000	1,013,683
2.625% 12/28/12 (FDIC Guaranteed) (h)		384,000	390,799
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (h)		9,000	9,055
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5928% 12/7/20 (NCUA Guaranteed) (k)		391,694	393,135
Series 2011-R1 Class 1A, 0.7125% 1/8/20 (NCUA Guaranteed) (k)		608,140	610,041
Series 2011-R4 Class 1A, 0.6425% 3/6/20 (NCUA Guaranteed) (k)		392,341	392,663
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	335,808

		Principal Amount	Value
2.35% 6/12/17 (NCUA Guaranteed)		$ 2,930,000	$ 3,039,641
3.45% 6/12/21 (NCUA Guaranteed)		2,400,000	2,556,384
TOTAL OTHER GOVERNMENT RELATED			9,480,859
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $232,229,461)			237,111,768
U.S. Government Agency - Mortgage Securities - 1.3%

Fannie Mae - 0.1%
1.973% 9/1/33 (k)		39,650	41,562
2.026% 11/1/35 (k)		39,762	41,836
2.115% 10/1/35 (k)		4,757	5,004
2.223% 11/1/33 (k)		7,398	7,829
2.303% 6/1/36 (k)		3,148	3,355
2.388% 1/1/35 (k)		21,489	22,865
2.393% 9/1/36 (k)		10,349	11,029
2.428% 2/1/36 (k)		8,905	9,439
2.45% 3/1/33 (k)		10,742	11,331
2.516% 11/1/36 (k)		5,664	6,035
2.571% 6/1/47 (k)		10,912	11,628
2.607% 5/1/36 (k)		5,384	5,738
2.647% 4/1/36 (k)		32,224	34,132
2.65% 2/1/37 (k)		42,281	45,056
2.653% 7/1/35 (k)		39,154	41,724
2.938% 8/1/35 (k)		60,681	64,663
5.5% 10/1/20 to 4/1/21		608,513	663,243
5.954% 3/1/37 (k)		6,361	6,866
6% 6/1/16 to 10/1/16		8,653	9,279
6.5% 12/1/12 to 7/1/26		28,886	31,657
TOTAL FANNIE MAE			1,074,271
Freddie Mac - 0.3%
1.943% 3/1/35 (k)		12,445	12,988
2.095% 5/1/37 (k)		6,569	6,865
2.143% 1/1/36 (k)		5,947	6,266
2.2% 3/1/37 (k)		3,052	3,214
2.276% 6/1/33 (k)		25,119	26,303
2.301% 1/1/37 (k)		26,992	28,763
2.35% 7/1/35 (k)		27,481	29,279
2.417% 10/1/36 (k)		29,728	31,625
2.454% 5/1/37 (k)		6,118	6,484
2.462% 5/1/37 (k)		43,026	45,849
2.474% 5/1/37 (k)		81,248	86,580
2.475% 10/1/35 (k)		24,322	25,882
2.49% 9/1/35 (k)		4,816	5,083
2.621% 7/1/36 (k)		353,022	376,189
2.638% 4/1/37 (k)		8,942	9,529
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount	Value
Freddie Mac - continued
2.639% 6/1/37 (k)		$ 19,677	$ 20,969
2.795% 7/1/36 (k)		10,045	10,687
2.798% 7/1/35 (k)		17,774	18,941
2.858% 2/1/37 (k)		4,427	4,664
2.97% 4/1/37 (k)		475	506
3.158% 10/1/35 (k)		4,117	4,387
3.601% 6/1/37 (k)		4,922	5,224
4.5% 8/1/33 to 10/1/41		888,070	949,266
5.138% 4/1/35 (k)		2,591	2,716
5.5% 2/1/19 to 11/1/21		1,580,792	1,723,756
5.847% 6/1/37 (k)		3,301	3,424
6.5% 12/1/14 to 3/1/22		123,097	134,526
6.662% 8/1/37 (k)		9,816	10,280
TOTAL FREDDIE MAC			3,590,245
Ginnie Mae - 0.9%
4% 9/15/25		84,453	91,058
4.553% 4/1/62 (p)		650,000	727,350
4.626% 3/1/62 (p)		450,000	502,380
4.65% 3/1/62 (p)		400,000	446,800
4.6744% 4/1/62 (p)		2,175,000	2,436,000
4.684% 1/20/62 (p)		1,360,353	1,524,107
4.751% 12/20/60 (p)		522,250	580,585
5.492% 4/20/60 (p)		754,473	862,934
5.5% 2/20/60 (p)		1,606,174	1,799,337
5.612% 4/20/58 (p)		609,696	653,420
TOTAL GINNIE MAE			9,623,971
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,950,218)			14,288,487
Collateralized Mortgage Obligations - 3.8%

U.S. Government Agency - 3.8%
Fannie Mae:
floater:
Series 2010-15 Class FJ, 1.1718% 6/25/36 (k)		1,387,676	1,407,397
Series 2011-63 Class FL, 0.6418% 7/25/41 (k)		1,468,543	1,471,487
Series 2011-83 Class FB, 0.7418% 9/25/41 (k)		1,169,363	1,168,600
planned amortization class Series 2010-118 Class PB, 4.5% 10/25/40		300,000	324,715
sequential payer:
Series 2007-113 Class DB, 4.5% 12/25/22		440,000	485,304

		Principal Amount	Value
Series 2009-14 Class EB, 4.5% 3/25/24		$ 340,000	$ 368,711
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	560,244
Series 2010-109 Class IM, 5.5% 9/25/40 (m)		876,202	145,161
Series 2010-39 Class FG, 1.1618% 3/25/36 (k)		730,906	742,945
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		407,870	38,669
Series 2011-67 Class AI, 4% 7/25/26 (m)		223,603	23,257
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7418% 9/25/23 (k)		136,534	136,980
Series 2010-86 Class FE, 0.6918% 8/25/25 (k)		180,272	181,113
Series 2011-104 Class FK, 0.6118% 3/25/39 (k)		859,606	857,011
planned amortization:
Series 2005-19 Class PA, 5.5% 7/25/34		397,090	439,513
Series 2005-64 Class PX, 5.5% 6/25/35		394,106	438,595
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		3,518	3,786
Series 2003-113 Class PE, 4% 11/25/18		80,000	85,943
Series 2003-70 Class BJ, 5% 7/25/33		45,000	50,065
Series 2004-80 Class LD, 4% 1/25/19		64,274	66,269
Series 2005-52 Class PB, 6.5% 12/25/34		38,615	41,129
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		13,745	14,849
Series 2004-91 Class Z, 5% 12/25/34		461,382	514,730
Series 2004-95 Class AN, 5.5% 1/25/25		46,751	49,346
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	43,872
Series 2005-47 Class HK, 4.5% 6/25/20		340,000	368,676
Series 2006-72 Class CY, 6% 8/25/26		145,000	165,715
Series 2009-82 Class FD, 1.0918% 10/25/39 (k)		592,377	600,599
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		114,528	10,112
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		202,830	17,036
Collateralized Mortgage Obligations - continued
		Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		$ 457,180	$ 69,695
FHMLC Multi-class participation certificates guaranteed:
floater Series 3835 Class FC, 0.5918% 5/15/38 (k)		1,371,744	1,369,186
planned amortization class:
Series 3856 Class KF, 0.6918% 5/15/41 (k)		998,429	996,224
Series 3867, 0.5918% 4/15/40 (k)		1,719,073	1,718,067
Freddie Mac:
floater Series 240 Class F30, 0.5418% 7/15/36 (k)		1,183,558	1,180,929
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		8,534	9,435
Series 2115 Class PE, 6% 1/15/14		1,130	1,165
Series 3737 Class GB, 4.5% 4/15/39		650,000	717,922
Freddie Mac Multi-Class pass-thru certificates:
floater:
Series 2630 Class FL, 0.7418% 6/15/18 (k)		2,491	2,511
Series 3346 Class FA, 0.4718% 2/15/19 (k)		631,748	632,632
Series 3419 Class FD, 1.0118% 2/15/38 (k)		592,266	599,680
floater planned amortization Series 3950 Class QF, 0.7418% 8/15/40 (k)		1,082,075	1,085,713
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		14,950	16,005
Series 2381 Class OG, 5.5% 11/15/16		9,157	9,779
Series 2425 Class JH, 6% 3/15/17		18,350	19,836
Series 2672 Class MG, 5% 9/15/23		310,000	347,954
Series 2684 Class FP, 0.7418% 1/15/33 (k)		790,269	793,022
Series 2695 Class DG, 4% 10/15/18		220,000	235,201
Series 2996 Class MK, 5.5% 6/15/35		19,174	21,338
Series 3147 Class PF, 0.5418% 4/15/36 (k)		327,199	325,097
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		23,251	25,765

		Principal Amount	Value
Series 2570 Class CU, 4.5% 7/15/17		$ 1,088	$ 1,088
Series 2877 Class ZD, 5% 10/15/34		593,609	660,886
Series 2987 Class HE, 4.5% 6/15/20		380,000	403,514
Series 3277 Class B, 4% 2/15/22		300,000	323,881
Series 3372 Class BD, 4.5% 10/15/22		790,000	864,602
Series 3578, Class B, 4.5% 9/15/24		340,000	371,096
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,080,471
Series 2863 Class DB, 4% 9/15/14		653	653
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-73 Class FA, 1.1018% 8/20/38 (k)		366,526	371,648
Series 2008-83 Class FB, 1.1418% 9/20/38 (k)		362,402	367,682
Series 2010-H17 Class FA, 0.5718% 7/20/60 (k)(p)		664,196	653,635
Series 2010-H18 Class AF, 0.5953% 9/20/60 (k)(p)		697,303	686,225
Series 2010-H19 Class FG, 0.5418% 8/20/60 (k)(p)		837,731	824,578
Series 2010-H27 Series FA, 0.6218% 12/20/60 (k)(p)		317,602	313,790
Series 2011-H03 Class FA, 0.7418% 1/20/61 (k)(p)		856,571	852,202
Series 2011-H05 Class FA, 0.7418% 12/20/60 (k)(p)		481,535	479,080
Series 2011-H07 Class FA, 0.7418% 2/20/61 (k)(p)		693,354	681,006
Series 2011-H12 Class FA, 0.7318% 2/20/61 (k)(p)		1,075,453	1,055,965
Series 2011-H13 Class FA, 0.7418% 4/20/61 (k)(p)		434,853	432,679
Series 2011-H14:
Class FB, 0.7418% 5/20/61 (k)(p)		490,957	485,001
Class FC, 0.7418% 5/20/61 (k)(p)		489,991	484,200
Series 2011-H17 Class FA, 0.7718% 6/20/61 (k)(p)		624,504	622,381
Series 2011-H21 Class FA, 0.8418% 10/20/61 (k)(p)		725,363	725,363
Series 2012-H01 Class FA, 0.9418% 11/20/61 (k)(p)		578,543	581,610
Series 2012-H03 Class FA, 0.944% 1/20/62 (k)(p)		349,298	351,171
Series 2012-H06 Class FA, 0.9028% 1/20/62 (k)(p)		550,000	550,825
Series 2012-H07 Class FA, 0.876% 3/20/62 (k)(p)		320,000	319,600
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization Series 2011-61 Class OP, 5/20/40 (n)		$ 460,342	$ 411,329
planned amortization class Series 2011-79 Class PO, 6/20/40 (n)		843,302	717,784
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	512,149
Series 2010-42 Class OP, 4/20/40 (n)		1,071,912	912,218
Series 2010-H13 Class JA, 5.46% 10/20/59 (p)		1,003,768	1,099,025
Series 2011-71:
Class ZB, 5.5% 8/20/34		969,487	1,134,970
Class ZC, 5.5% 7/16/34		1,105,268	1,288,979
Government National Mortgage Association:
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		275,775	283,445
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (m)		257,500	55,644
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,543,816)			41,959,360
Commercial Mortgage Securities - 0.6%

Freddie Mac sequential payer Series K705 Class A1, 1.626% 7/25/18		995,610	1,004,222
Freddie Mac Multi-Class pass-thru certificates:
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		330,000	356,417
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,561,317
Series K017 Class A2, 2.873% 12/25/21		1,560,000	1,561,872
Series K501 Class A2, 1.655% 11/25/16		550,000	552,750
Series K706:
Class A1, 1.691% 6/25/18		697,459	704,766
Class A2, 2.323% 10/25/18		900,000	909,398

		Principal Amount (d)	Value
London & Regional Debt Securitisation No. 1 PLC Series I Class A, 1.1767% 10/15/14 (k)	GBP	50,000	$ 73,889
REC Plantation Place Ltd. Series 5 Class A, 1.2148% 7/25/16 (Reg. S) (k)	GBP	47,923	72,054
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,851,251)			6,796,685
Foreign Government and Government Agency Obligations - 22.1%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		1,133,738	838,966
2.5% 12/31/38 (e)		880,000	316,800
7% 9/12/13		2,485,000	2,501,153
7% 10/3/15		3,700,000	3,468,031
Bahamian Republic 6.95% 11/20/29 (f)		340,000	389,300
Bahrain Kingdom 5.5% 3/31/20		240,000	237,600
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (f)		375,000	435,938
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,690,000	1,554,800
8.95% 1/26/18		300,000	272,250
Bermuda Government 5.603% 7/20/20 (f)		185,000	209,975
Brazilian Federative Republic:
7.125% 1/20/37		255,000	349,988
8.25% 1/20/34		250,000	378,125
8.75% 2/4/25		165,000	250,388
10.125% 5/15/27		695,000	1,157,175
12.25% 3/6/30		420,000	814,800
Canadian Government:
1% 2/1/14	CAD	3,500,000	3,496,737
2% 6/1/16	CAD	9,300,000	9,508,552
3.25% 6/1/21	CAD	6,100,000	6,691,196
5% 6/1/37	CAD	3,300,000	4,706,209
Colombian Republic:
4.375% 7/12/21		405,000	441,450
6.125% 1/18/41		420,000	516,600
7.375% 3/18/19		200,000	256,500
7.375% 9/18/37		605,000	850,025
10.375% 1/28/33		685,000	1,152,513
11.75% 2/25/20		245,000	389,550
Congo Republic 3% 6/30/29 (e)		1,220,750	924,718
Croatia Republic:
6.375% 3/24/21 (f)		500,000	479,400
6.625% 7/14/20 (f)		720,000	709,200
6.75% 11/5/19 (f)		580,000	578,550
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		$ 730,000	$ 728,175
6.25% 7/27/21 (f)		410,000	410,000
7.4% 1/22/15 (f)		515,000	543,325
Dominican Republic:
1.5522% 8/30/24 (k)		495,000	445,500
7.5% 5/6/21 (f)		690,000	714,150
9.04% 1/23/18 (f)		325,707	356,649
Dutch Government 2.75% 1/15/15	EUR	5,750,000	8,115,254
El Salvador Republic:
7.375% 12/1/19 (f)		280,000	300,300
7.625% 2/1/41 (f)		175,000	175,000
7.65% 6/15/35 (Reg. S)		240,000	244,800
7.75% 1/24/23 (Reg. S)		185,000	201,650
8.25% 4/10/32 (Reg. S)		140,000	152,600
European Union 3.375% 5/10/19	EUR	700,000	1,001,213
Finnish Government 2.75% 7/4/28	EUR	550,000	727,765
French Government:
OAT:
3% 4/25/22	EUR	4,600,000	6,184,318
4.5% 4/25/41	EUR	1,175,000	1,798,960
1.75% 2/25/17	EUR	2,200,000	2,948,903
2.5% 7/25/16	EUR	1,500,000	2,085,095
4% 4/25/18	EUR	2,600,000	3,852,832
4% 4/25/55	EUR	500,000	703,320
Gabonese Republic 8.2% 12/12/17 (f)		230,000	279,450
Georgia Republic 6.875% 4/12/21 (f)		630,000	664,650
German Federal Republic:
0.75% 2/24/17	EUR	1,050,000	1,396,640
1.25% 10/14/16	EUR	6,075,000	8,290,293
2.5% 2/27/15	EUR	2,900,000	4,108,149
3.25% 7/4/21	EUR	5,280,000	7,962,723
3.25% 7/4/42	EUR	1,475,000	2,297,022
3.5% 7/4/19	EUR	1,350,000	2,069,231
Ghana Republic:
8.5% 10/4/17 (f)		335,000	383,575
14.25% 7/29/13	GHS	280,000	156,517
14.99% 3/11/13	GHS	1,270,000	718,182
15.65% 6/3/13	GHS	175,000	99,313
Hungarian Republic:
4.75% 2/3/15		1,360,000	1,278,400
7.625% 3/29/41		876,000	792,780
Indonesian Republic:
4.875% 5/5/21 (f)		400,000	433,520
5.25% 1/17/42 (f)		420,000	439,950
5.875% 3/13/20 (f)		630,000	721,350
6.625% 2/17/37 (f)		425,000	523,813
6.875% 1/17/18 (f)		450,000	534,960
7.75% 1/17/38 (f)		810,000	1,121,850

		Principal Amount (d)	Value
8.5% 10/12/35 (Reg. S)		$ 675,000	$ 1,002,375
11.625% 3/4/19 (f)		775,000	1,150,875
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,325,000	1,113,000
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		2,468,000	3,088,796
5.5% 12/4/23		1,500,000	1,876,359
Italian Republic:
3.75% 8/1/16	EUR	2,150,000	2,844,409
4.25% 8/1/14	EUR	1,000,000	1,362,590
4.25% 3/1/20	EUR	1,500,000	1,929,178
4.5% 3/1/19	EUR	1,500,000	1,995,234
4.5% 3/1/26	EUR	850,000	1,022,736
5% 3/1/22	EUR	3,500,000	4,622,964
5% 9/1/40	EUR	2,440,000	2,868,494
5.25% 8/1/17	EUR	1,000,000	1,394,278
Japan Government:
0.2% 7/15/12	JPY	638,000,000	7,707,032
1.1% 6/20/20	JPY	475,500,000	5,891,434
1.8% 6/20/18	JPY	505,000,000	6,587,188
1.9% 9/20/30	JPY	290,000,000	3,610,153
2% 9/20/40	JPY	41,000,000	503,704
Jordanian Kingdom 3.875% 11/12/15		200,000	194,500
Korean Republic 7.125% 4/16/19		335,000	414,412
Latvian Republic:
5.25% 2/22/17 (f)		555,000	573,038
5.25% 6/16/21 (f)		225,000	226,125
Lebanese Republic:
4% 12/31/17		1,098,000	1,089,765
5.15% 11/12/18		150,000	151,125
Lithuanian Republic:
6.125% 3/9/21 (f)		540,000	583,200
6.625% 2/1/22 (f)		375,000	414,863
6.75% 1/15/15 (f)		210,000	226,800
7.375% 2/11/20 (f)		575,000	670,594
Peruvian Republic:
3% 3/7/27 (e)		510,000	474,300
5.625% 11/18/50		440,000	488,400
7.35% 7/21/25		320,000	437,600
8.75% 11/21/33		735,000	1,139,250
Philippine Republic:
6.375% 1/15/32		170,000	206,550
7.5% 9/25/24		100,000	130,000
7.75% 1/14/31		315,000	434,700
9.5% 2/2/30		710,000	1,121,800
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Philippine Republic: - continued
9.875% 1/15/19		$ 245,000	$ 343,000
10.625% 3/16/25		580,000	936,700
Polish Government:
3.875% 7/16/15		185,000	194,250
5% 3/23/22		265,000	280,569
5.125% 4/21/21		315,000	336,420
6.375% 7/15/19		700,000	817,250
Provincia de Cordoba 12.375% 8/17/17 (f)		615,000	528,900
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,250,000	1,046,875
Republic of Namibia 5.5% 11/3/21 (f)		330,000	343,200
Republic of Nigeria:
6.75% 1/28/21 (f)		155,000	170,113
17.6% 3/7/13	NGN	23,000,000	124,014
Republic of Serbia 6.75% 11/1/24 (f)		2,873,000	2,844,270
Romanian Republic 6.75% 2/7/22 (f)		830,000	869,425
Russian Federation:
3.325% 4/4/17 (f)		200,000	201,400
4.5% 4/4/22 (f)		200,000	201,500
5.625% 4/4/42 (f)		400,000	402,800
7.5% 3/31/30 (Reg. S)		4,898,425	5,856,067
11% 7/24/18 (Reg. S)		270,000	378,000
12.75% 6/24/28 (Reg. S)		1,140,000	2,049,150
Senegal Republic of 8.75% 5/13/21 (f)		235,000	254,975
State of Qatar 5.75% 1/20/42 (f)		295,000	318,158
Turkish Republic:
5.125% 3/25/22		485,000	481,993
5.625% 3/30/21		365,000	380,987
6% 1/14/41		200,000	197,260
6.25% 9/26/22		275,000	297,000
6.75% 4/3/18		780,000	872,664
6.75% 5/30/40		555,000	603,563
6.875% 3/17/36		1,165,000	1,287,325
7% 9/26/16		590,000	660,800
7.25% 3/15/15		780,000	860,964
7.25% 3/5/38		775,000	895,125
7.375% 2/5/25		1,150,000	1,351,250
7.5% 7/14/17		825,000	948,750
7.5% 11/7/19		575,000	672,750
11.875% 1/15/30		620,000	1,047,056
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		655,000	530,550
Ukraine Government:
6.25% 6/17/16 (f)		430,000	369,800
6.385% 6/26/12 (f)		1,285,000	1,280,246
6.75% 11/14/17 (f)		485,000	415,306
6.875% 9/23/15 (f)		340,000	308,142

		Principal Amount (d)	Value
7.65% 6/11/13 (f)		$ 1,200,000	$ 1,158,000
7.75% 9/23/20 (f)		340,000	289,000
7.95% 2/23/21 (f)		400,000	343,000
United Arab Emirates 7.75% 10/5/20 (Reg. S)		190,000	209,238
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	3,300,000	5,458,606
4.25% 12/7/40	GBP	3,110,000	5,779,310
4.5% 3/7/13	GBP	550,000	912,644
5% 3/7/25	GBP	2,150,000	4,367,744
United Mexican States:
3.625% 3/15/22		436,000	444,720
4.75% 3/8/44		276,000	270,480
5.125% 1/15/20		610,000	699,975
5.625% 1/15/17		206,000	238,445
5.75% 10/12/2110		634,000	653,020
5.95% 3/19/19		398,000	477,202
6.05% 1/11/40		1,062,000	1,274,400
6.75% 9/27/34		775,000	992,000
7.5% 4/8/33		285,000	395,438
8.3% 8/15/31		250,000	371,250
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		575,000	803,563
8% 11/18/22		484,628	667,575
Venezuelan Republic:
oil recovery rights 4/15/20 (o)		8,986	274,073
6% 12/9/20		465,000	339,450
7% 3/31/38		460,000	324,300
7.75% 10/13/19 (Reg. S)		700,000	588,000
8.5% 10/8/14		445,000	445,000
9% 5/7/23 (Reg. S)		1,935,000	1,654,425
9.25% 9/15/27		1,250,000	1,096,875
9.25% 5/7/28 (Reg. S)		710,000	587,525
9.375% 1/13/34		665,000	550,288
10.75% 9/19/13		745,000	776,663
11.75% 10/21/26 (Reg. S)		1,080,000	1,055,700
11.95% 8/5/31 (Reg. S)		1,750,000	1,715,000
12.75% 8/23/22		2,280,000	2,394,000
13.625% 8/15/18		496,000	540,640
Vietnamese Socialist Republic:
1.5567% 3/12/16 (k)		473,043	425,739
4% 3/12/28 (e)		1,475,000	1,209,500
6.875% 1/15/16 (f)		780,000	850,200
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $231,368,358)			241,978,042
Common Stocks - 0.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc. (a)	6,195	$ 111,510
Automobiles - 0.1%
General Motors Co. (a)	503	12,902
General Motors Co.:
warrants 7/10/16 (a)	10,197	169,576
warrants 7/10/19 (a)	10,197	114,206
		296,684
Media - 0.0%
Haights Cross Communications, Inc. (a)	107	793
Haights Cross Communications, Inc. warrants 3/11/13 (a)	148	50
HMH Holdings, Inc. (a)(q)	170,789	4,270
HMH Holdings, Inc. warrants 3/9/17 (a)(q)	40,350	0
RDA Holding Co. warrants 2/19/14 (a)(q)	510	0
		5,113
TOTAL CONSUMER DISCRETIONARY		413,307
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	575
Airlines - 0.0%
Delta Air Lines, Inc. (a)	1,150	11,397
Building Products - 0.1%
Nortek, Inc. (a)	16,991	747,434
Nortek, Inc. warrants 12/7/14 (a)	524	1,205
		748,639
Marine - 0.0%
US Shipping Partners Corp. (a)	644	0
US Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	321	25,680
Class B (a)	107	8,560
		34,240
Transportation Infrastructure - 0.0%
DeepOcean Group Holding A/S (f)	31,897	504,930
TOTAL INDUSTRIALS		1,299,781

	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp.	2,669	$ 32,028
Spansion, Inc. Class A (a)	366	4,458
		36,486
MATERIALS - 0.2%
Chemicals - 0.1%
Chemtura Corp. (a)	7,820	132,784
Georgia Gulf Corp. (a)	13,526	471,787
LyondellBasell Industries NV Class A	21,859	954,145
Tronox, Inc. (a)	448	70,258
		1,628,974
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	303	20,471
Metals & Mining - 0.1%
Aleris International, Inc. (a)(q)	2,037	93,498
Rathgibson Acquisition Co. LLC Class A (a)(q)	11,562	496,357
		589,855
TOTAL MATERIALS		2,239,300
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	3,497
TOTAL COMMON STOCKS (Cost $5,552,341)		3,992,371
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	17,735	742,210
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	300	311,268
TOTAL CONSUMER DISCRETIONARY		1,053,478
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	2,571	2,108,220
TOTAL PREFERRED STOCKS (Cost $2,856,039)		3,161,698
Floating Rate Loans - 4.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.0%
ServiceMaster Co.:
term loan 2.8023% 7/24/14 (k)	$ 393,152	$ 388,237
Tranche DD, term loan 2.75% 7/24/14 (k)	40,495	39,989
		428,226
Hotels, Restaurants & Leisure - 0.0%
Mesquite Gaming LLC term loan 8.5% 8/1/15 (k)	15,000	12,750
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. Tranche B, term loan 8.5% 7/20/13 (k)	549,947	559,571
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (k)	135,000	135,675
		695,246
Media - 0.2%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (k)	385,000	385,000
Charter Communications Operating LLC Tranche B 1LN, term loan 2.25% 3/6/14 (k)	24,670	24,640
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (k)	140,000	139,825
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (k)	681,566	599,778
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (k)	555,000	554,306
		1,703,549
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (k)	1,886,396	1,898,186
Michaels Stores, Inc. Tranche B1, term loan 2.8233% 10/31/13 (k)	812,677	812,677
		2,710,863
TOTAL CONSUMER DISCRETIONARY		5,550,634
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (k)	235,000	235,000
Tranche B 1LN, term loan 6.2666% 2/21/18 (k)	44,373	44,595
Roundy's, Inc. Tranche B, term loan 5.75% 2/13/19 (k)	175,000	176,094
U.S. Foodservice term loan 5.75% 3/31/17 (k)	742,500	739,716
		1,195,405

	Principal Amount	Value
Personal Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.2972% 1/31/19 (k)	$ 254,962	$ 256,237
Revlon Consumer Products Corp. term loan 4.7525% 11/19/17 (k)	436,700	435,608
		691,845
Tobacco - 0.3%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 6.5% 2/9/18 (k)	3,389,659	3,423,555
TOTAL CONSUMER STAPLES		5,310,805
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/30/18 (k)	610,000	619,150
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (k)	1,110,000	1,087,800
		1,706,950
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (k)	1,675,000	1,685,553
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	330,446	332,098
		2,017,651
Insurance - 0.3%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (k)	1,450,000	1,435,500
Tranche 2nd LN, term loan 9% 5/24/19 (k)	765,000	775,557
Lonestar Inter Super Hld LLC term loan 11% 9/2/19 (k)	980,000	999,600
		3,210,657
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 4.5453% 10/10/16 (k)	62,757	58,521
term loan 4.77% 10/10/16 (k)	905,018	843,929
Credit-Linked Deposit 3.2953% 10/10/13 (k)	25,537	23,877
		926,327
TOTAL FINANCIALS		6,154,635
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.5%
DaVita, Inc. Tranche A, term loan 2.75% 10/20/15 (k)	664,042	662,382
Floating Rate Loans - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (k)	$ 1,325,630	$ 1,325,630
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (k)	790,110	791,137
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (k)	2,883,213	2,854,380
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)	218,350	217,804
		5,851,333
Life Sciences Tools & Services - 0.1%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (k)	1,256,850	1,269,419
TOTAL HEALTH CARE		7,120,752
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	148,125	148,125
Airlines - 0.2%
Northwest Airlines Corp. Tranche A, term loan 2.22% 12/31/18 (k)	710,898	664,690
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (k)	766,073	737,345
US Airways Group, Inc. term loan 2.7418% 3/23/14 (k)	850,761	784,827
		2,186,862
Commercial Services & Supplies - 0.0%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (k)	436,700	435,062
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (k)	1,399,172	1,315,222
Electrical Equipment - 0.0%
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (k)	99,250	99,250
Industrial Conglomerates - 0.1%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	757,739	757,739
Road & Rail - 0.1%
Swift Transportation Co. LLC Tranche B-2, term loan 5% 12/21/17 (k)	520,000	523,900

	Principal Amount	Value
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (k)	$ 50,040	$ 49,853
Tranche D, term loan 5/13/14 (r)	88,104	87,774
		137,627
TOTAL INDUSTRIALS		5,603,787
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4% 2/14/19 (k)	1,265,000	1,249,188
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (k)	239,916	233,019
Flextronics International Ltd.:
Tranche B A1, term loan 2.4913% 10/1/14 (k)	55,923	55,364
Tranche B A2, term loan 2.4913% 10/1/14 (k)	133,311	131,978
Tranche B A3, term loan 2.494% 10/1/14 (k)	155,529	153,974
Tranche B-A, term loan 2.4938% 10/1/14 (k)	194,612	192,666
		767,001
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.494% 12/1/16 (k)	1,358,297	1,317,548
NXP BV:
term loan 4.5% 3/4/17 (k)	519,750	508,056
Tranche A 2LN, term loan 5.5% 3/4/17 (k)	691,525	690,661
Tranche A6, term loan 5.25% 3/19/19 (k)	1,510,000	1,494,900
		4,011,165
Software - 0.1%
Kronos, Inc.:
Tranche B 1LN, term loan 5.3293% 6/11/17 (k)	529,857	527,208
Tranche B 2LN, term loan 10.5793% 6/11/18 (k)	125,000	127,500
Lawson Software, Inc. Tranche B, term loan 6.25% 3/29/18 (k)	1,025,000	1,029,162
		1,683,870
TOTAL INFORMATION TECHNOLOGY		7,711,224
Floating Rate Loans - continued
	Principal Amount	Value
MATERIALS - 0.2%
Chemicals - 0.0%
PL Propylene LLC Tranche B, term loan 7% 3/20/17 (k)	$ 95,000	$ 95,475
Taminco Global Chemical Corp. Tranche B, term loan 6.25% 2/15/19 (k)	40,000	40,250
		135,725
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	702,150	703,905
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (k)	155,000	156,364
		860,269
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2418% 4/3/15 (k)	1,457,182	1,424,396
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (k)	128,555	127,912
TOTAL MATERIALS		2,548,302
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (k)	493,763	492,528
Intelsat Jackson Holdings SA:
term loan 3.2418% 2/1/14 (k)	495,000	485,100
Tranche B, term loan 5.25% 4/2/18 (k)	1,007,471	1,015,027
		1,992,655
UTILITIES - 0.9%
Electric Utilities - 0.4%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7428% 10/10/17 (k)	8,644,235	4,808,356
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (k)	4,442,638	4,431,531
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (k)	876,366	877,506
		5,309,037
TOTAL UTILITIES		10,117,393
TOTAL FLOATING RATE LOANS (Cost $55,217,700)		53,817,137
Sovereign Loan Participations - 0.1%
	Principal Amount	Value
Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (k)	$ 419,168	$ 396,114
Goldman Sachs 1.25% 12/14/19 (k)	754,444	712,950
0% 12/14/19 (k)	150,346	142,077
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,188,433)		1,251,141
Fixed-Income Funds - 1.1%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $10,367,350)	124,008	12,560,770
Preferred Securities - 0.2%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 725,000	781,994
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(k)	135,000	147,310
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (g)(k)	525,000	545,279
8.125% (g)(k)	280,000	296,325
		841,604
TOTAL FINANCIALS		988,914
Preferred Securities - continued
	Principal Amount	Value
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	$ 820,000	$ 825,504
TOTAL PREFERRED SECURITIES (Cost $2,341,842)		2,596,412
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	1
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.14% (b) (Cost $45,803,061)	45,803,061	45,803,061
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $1,058,489,312)		1,090,383,316
NET OTHER ASSETS (LIABILITIES) - 0.6%		6,036,592
NET ASSETS - 100%		$ 1,096,419,908
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
26 CBOT 10-Year U.S. Treasury Bond Contracts	June 2012	$ 3,366,594	$ (24,853)
46 CBOT 2-Year U.S. Treasury Bond Contracts	June 2012	10,126,469	(5,149)
TOTAL TREASURY CONTRACTS		$ 13,493,063	$ (30,002)

The face value of futures purchased as a percentage of net assets is 1.2%
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $206,762,666 or 18.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $2,153,187 or 0.2% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $83,044.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(o) Quantity represents share amount.
(p) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $594,125 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 2,699,304
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 11,701
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 61,360
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000

(r) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $88,104 and $87,774, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,488
Fidelity Floating Rate Central Fund	157,266
Total	$ 177,754
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 12,189,986	$ -	$ -	$ 12,560,770	0.7%
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,466,785	$ 1,150,404	$ 315,538	$ 843
Financials	2,108,220	-	2,108,220	-
Industrials	1,299,781	760,036	-	539,745
Information Technology	36,486	36,486	-	-
Materials	2,239,300	1,579,187	163,756	496,357
Utilities	3,497	3,497	-	-
Corporate Bonds	425,066,383	-	425,005,747	60,636
U.S. Government and Government Agency Obligations	237,111,768	-	237,111,768	-
U.S. Government Agency - Mortgage Securities	14,288,487	-	14,288,487	-
Collateralized Mortgage Obligations	41,959,360	-	41,959,360	-
Commercial Mortgage Securities	6,796,685	-	6,796,685	-
Foreign Government and Government Agency Obligations	241,978,042	-	241,703,969	274,073
Floating Rate Loans	53,817,137	-	53,817,137	-
Sovereign Loan Participations	1,251,141	-	1,251,141	-
Fixed-Income Funds	12,560,770	12,560,770	-	-
Preferred Securities	2,596,412	-	2,596,412	-
Other	1	-	-	1
Money Market Funds	45,803,061	45,803,061	-	-
Total Investments in Securities:	$ 1,090,383,316	$ 61,893,441	$ 1,027,118,220	$ 1,371,655
Derivative Instruments:
Liabilities
Futures Contracts	$ (30,002)	$ (30,002)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 5,770,087
Total Realized Gain (Loss)	61
Total Unrealized Gain (Loss)	336,987
Cost of Purchases	-
Proceeds of Sales	(4,477)
Amortization/Accretion	(381)
Transfers in to Level 3	-
Transfers out of Level 3	(4,730,622)
Ending Balance	$ 1,371,655
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 336,987

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $1,055,281,076. Net unrealized appreciation aggregated $35,102,240, of which $52,784,997 related to appreciated investment securities and $17,682,757 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012